UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2008 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Essex Large Cap Growth Fund - 9/30/2008

Security Description	Shares		Value
Common Stocks - 91.0%
Consumer Discretionary - 8.4%
Amazon.com, Inc.*	11,329	[2]	$824,298
Apollo Group, Inc., Class A*	10,358		614,229
Kohl’s Corp.*	30,397		1,400,695
Urban Outfitters, Inc.*	16,958	[2]	540,451
Total Consumer Discretionary			3,379,673
Consumer Staples - 4.6%
CVS Caremark Corp.	18,316		616,517
Procter & Gamble Co., The	18,009		1,255,047
Total Consumer Staples			1,871,564
Energy - 6.1%
Peabody Energy Corp.	16,568	[2]	745,560
Petroleo Brasileiro, S.A., Sponsored ADR	16,796		738,184
Southwestern Energy Co.*	25,351		774,220
Walter Industries, Inc.	4,549		215,850
Total Energy			2,473,814
Financials - 4.4%
Bank of America Corp.	10,950		383,250
Charles Schwab Corp., The	25,938		674,388
Goldman Sachs Group, Inc.	1,203		153,984
State Street Corp.	10,275		584,442
Total Financials			1,796,064
Health Care - 26.4%
Abbott Laboratories Co.	29,273		1,685,539
Alcon, Inc.	3,675		593,549
Baxter International, Inc.	14,228		933,784
Charles River Laboratories International, Inc.*	10,977	[2]	609,553
Genentech, Inc.*	15,155		1,343,945
Gilead Sciences, Inc.*	26,526		1,209,055
Intuitive Surgical, Inc.*	1,722	[2]	414,968
Medco Health Solutions, Inc.*	12,690		571,050
Shire Pharmaceuticals PLC	12,505	[2]	597,114
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	8,823	[2]	404,005
Thermo Fisher Scientific, Inc.*	16,252	[2]	893,860
Varian Medical Systems, Inc.*	7,254		414,421
Vertex Pharmaceuticals, Inc.*	31,062	[2]	1,032,501
Total Health Care			10,703,344
Industrials - 5.5%
Dryships, Inc.	8,098	[2]	287,398
First Solar, Inc.*	2,379		449,417
Kansas City Southern*	9,048	[2]	401,369
Quanta Services, Inc.*	19,834	[2]	535,716
Sunpower Corp., Class A*	7,764	[2]	550,701
Total Industrials			2,224,601
Information Technology - 28.6%
Activision Blizzard, Inc.*	51,872	[2]	800,385
Alliance Data Systems Corp.*	12,485	[2]	791,299
Brocade Communications Systems, Inc.*	130,485	[2]	759,423
Cisco Systems, Inc.*	18,651		420,767
EMC Corp.*	43,449		519,650
Google, Inc.*	2,515		1,007,308
Intel Corp.	20,863		390,764
International Business Machines Corp.	10,468		1,224,337
McAfee, Inc.*	20,116	[2]	683,139
Microsoft Corp.	43,024		1,148,311

Managers AMG Essex Large Cap Growth Fund - 9/30/2008

Security Description	Shares		Value
Information Technology - 28.6% (continued)
Oracle Corp.*	21,399		$434,614
QUALCOMM, Inc.	23,051		990,501
Research In Motion, Ltd.*	14,721		1,005,444
Skyworks Solutions, Inc.*	60,448	[2]	505,345
Western Union Co., The	35,982		887,676
Total Information Technology			11,568,963
Materials - 3.6%
Freeport McMoRan Copper & Gold, Inc., Class B	4,918	[2]	279,588
Mosaic Co., The,	8,515		579,190
Potash Corp. of Saskatchewan, Inc.	4,456	[2]	588,237
Total Materials			1,447,015
Telecommunication Services - 3.4%
MetroPCS Communications, Inc.*	23,311	[2]	326,121
NII Holdings, Inc., Class B*	28,009		1,062,101
Total Telecommunication Services			1,388,222
Total Common Stocks (cost $38,450,006)			36,853,260
Other Investment Companies - 26.4%[1]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20%[3]	10,307,593		10,307,593
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,9]	119,397		14,924
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	391,808		391,808
Total Other Investment Companies (cost $10,818,798)			10,714,325
Total Investments - 117.4% (cost $49,268,804)			47,567,585
Other Assets, less Liabilities - (17.4)%			(7,063,664)
Net Assets - 100.0%			$40,503,921

Managers Special Equity Fund - 9/30/2008

Security Description	Shares		Value
Common Stocks - 87.3%
Consumer Discretionary - 17.6%
Aaron Rents, Inc.	109,960	[2]	$2,976,617
Aeropostale, Inc.*	76,000	[2]	2,440,360
American Public Education, Inc.*	101,377		4,894,482
Arbitron, Inc.	27,300	[2]	1,220,037
ArvinMeritor, Inc.	130,761		1,705,123
ATC Technology Corp.*	49,100	[2]	1,165,634
Bally Technologies, Inc.*	48,500	[2]	1,468,580
Big 5 Sporting Goods Corp.	151,400		1,562,448
Big Lots, Inc.*	274,102		7,628,260
Buckle, Inc., The	51,400		2,854,756
Buffalo Wild Wings, Inc.*	73,352	[2]	2,951,684
California Pizza Kitchen, Inc.*	45,788		589,292
Capella Education Co.*	50,440		2,161,858
CEC Entertainment, Inc.*	31,476		1,045,003
Chipotle Mexican Grill, Inc.*	22,300	[2]	1,237,427
CKE Restaurants, Inc.	89,046		943,888
Corinthian Colleges, Inc.*	277,679	[2]	4,165,185
Dana Holding Corp.*	129,200	[2]	625,328
Deckers Outdoor Corp.*	41,300	[2]	4,298,504
DeVry, Inc.	186,523		9,240,350
Dick’s Sporting Goods, Inc.*	63,218	[2]	1,237,808
Dress Barn, Inc., The*	120,600	[2]	1,843,974
Drew Industries, Inc.*	41,300		706,643
Fossil, Inc.*	84,545	[2]	2,386,705
Fuel Systems Solutions, Inc.*	59,924	[2]	2,064,382
Genesco, Inc.*	55,200	[2]	1,848,096
G-III Apparel Group, Ltd.*	34,800		651,108
Gymboree Corp.*	66,570		2,363,235
Hibbett Sports, Inc.*	47,090		942,742
ITT Educational Services, Inc.*	90,000		7,281,900
J. Crew Group, Inc.*	27,300	[2]	779,961
Jo-Ann Stores, Inc.*	88,947		1,866,108
Jos. A. Bank Clothiers, Inc.*	95,890		3,221,904
K12, Inc.*	118,385	[2]	3,137,202
Lululemon Athletica, Inc.*	30,492	[2]	702,231
MarineMax, Inc.*	106,500		769,995
Marvel Entertainment, Inc.*	68,500	[2]	2,338,590
McCormick & Schmick’s Seafood Restaurants, Inc.*	135,900		1,323,666
Morningstar, Inc.*	15,790	[2]	875,871
Netflix, Inc.*	84,311	[2]	2,603,524
New Oriental Education & Technology Group, Inc., ADR*	20,407	[2]	1,310,946
New York & Company, Inc.*	119,900		1,143,846
Orient-Express Hotels, Ltd.	202,048		4,875,418
Panera Bread Co., Class A*	60,705	[2]	3,089,884
PetMed Express, Inc.*	41,240		647,468
Polaris Industries, Inc.	50,803	[2]	2,311,028
priceline.com, Inc.*	10,100		691,143
Ross Stores, Inc.	155,341		5,718,102
Saks, Inc.*	750,000		6,937,500
Sally Beauty Co., Inc.*	111,000		954,600
Sonic Corp.*	78,700	[2]	1,146,659
Steven Madden, Ltd.*	59,210		1,467,224
Strayer Education, Inc.	13,400	[2]	2,683,484
The Cato Corporation, Class A	61,436		1,078,202
True Religion Apparel, Inc.*	136,754		3,535,091

Managers Special Equity Fund - 9/30/2008

Security Description	Shares		Value
Consumer Discretionary - 17.6% (continued)
Tupperware Brands Corp.	105,700	[2]	$2,920,491
Ulta Salon, Cosmetics & Fragrance, Inc.*	89,852	[2]	1,193,235
Under Armour, Inc., Class A*	38,200	[2]	1,213,232
Visteon Corp.*	1,048,124		2,431,648
Warnaco Group, Inc., The*	97,060		4,395,847
Westport Innovations, Inc.*	102,900	[2]	940,506
WMS Industries, Inc.*	93,390	[2]	2,854,932
Wolverine World Wide, Inc.	23,703		627,181
Zumiez, Inc.*	30,551		503,480
Total Consumer Discretionary			148,791,608
Consumer Staples - 1.9%
B&G Foods, Inc.	146,900		1,050,335
Casey’s General Stores, Inc.	35,554		1,072,664
Central European Distribution Corp.*	42,287	[2]	1,920,253
Darling International, Inc.*	135,500		1,505,405
Flowers Foods, Inc.	92,400	[2]	2,712,864
Green Mountain Coffee Roasters, Inc.*	86,740	[2]	3,412,352
Inter Parfums, Inc.	67,500	[2]	915,300
Nash Finch Co.	16,345		704,796
Nu Skin Enterprises, Inc., Class A	34,407		558,082
USANA Health Sciences, Inc.*	32,277		1,323,034
Zhongpin, Inc.*	100,300		1,066,189
Total Consumer Staples			16,241,274
Energy - 7.0%
Arena Resources, Inc.*	29,070		1,129,370
Atwood Oceanics, Inc.*	120,950		4,402,580
Basic Energy Services, Inc.*	48,859		1,040,697
Berry Petroleum Co., Class A	28,900	[2]	1,119,297
Bill Barrett Corp.*	40,700	[2]	1,306,877
Brigham Exploration Co.*	193,960		2,131,620
Bristow Group, Inc.*	22,800	[2]	771,552
CARBO Ceramics, Inc.	48,870		2,522,181
Carrizo Oil & Gas, Inc.*	18,900		685,503
Complete Production Services, Inc.	83,100	[2]	1,672,803
Comstock Resources, Inc.*	123,600		6,186,179
Crosstex Energy, Inc.	40,378		1,008,239
Dawson Geophysical Co.*	85,630		3,998,065
Dril-Quip, Inc.*	118,800	[2]	5,154,732
Encore Acquisition Co.*	27,200	[2]	1,136,416
ENGlobal Corp.*	47,200		626,344
EXCO Resources, Inc.*	187,790		3,064,733
GMX Resources, Inc.*	30,745		1,469,611
Goodrich Petroleum Corp.*	26,360		1,149,032
Gulf Island Fabrication, Inc.	29,458		1,015,417
Gulfmark Offshore, Inc.*	37,900		1,700,952
Key Energy Services, Inc.*	78,400		909,440
Mitcham Industries, Inc.*	25,200		254,268
Oil States International, Inc.*	21,400		756,490
Penn Virginia Corp.	17,900	[2]	956,576
PetroQuest Energy, Inc.*	201,285		3,089,725
Plains Exploration & Production Co.*	162,508		5,713,795
Rosetta Resources, Inc.*	66,120		1,213,963
Stone Energy Corp.*	35,600		1,506,948
Superior Energy Services, Inc.*	38,627		1,202,845
Total Energy			58,896,250
Financials - 7.0%
Aspen Insurance Holdings, Ltd.	66,600		1,831,500

Managers Special Equity Fund - 9/30/2008

Security Description	Shares		Value
Financials - 7.0% (continued)
BioMed Realty Trust, Inc.	41,500		$1,097,675
Calamos Asset Management, Inc. - A	9,170		164,326
Community Bank System, Inc.	66,800		1,680,020
Cowen Group, Inc.*	119,753		1,023,888
Delphi Financial Group, Inc., Class A	86,450		2,424,058
Entertainment Properties Trust	19,200	[2]	1,050,624
EZCORP, Inc., Class A*	40,176		755,309
FCStone Group, Inc.*	36,085	[2]	649,169
Financial Federal Corp.	72,700		1,666,284
First BanCorp	105,720	[2]	1,169,263
Glacier Bancorp, Inc.	74,100	[2]	1,835,457
Greenhill & Co., Inc.	21,100	[2]	1,556,125
Hanover Insurance Group, Inc.	72,700		3,309,304
Inland Real Estate Corp.	64,100	[2]	1,005,729
Interactive Brokers Group, Class A*	38,832		860,905
iStar Financial, Inc.	125,800	[2]	327,080
KBW, Inc.*	63,500		2,091,690
Life Partners Holdings, Inc.	19,881		715,120
National Western Life Insurance Co., Class A	10,371		2,510,508
Northwest Bancorp, Inc.	34,200		941,868
Oriental Financial Group, Inc.	93,500	[2]	1,669,910
Penson Worldwide, Inc.*	216,854	[2]	3,007,765
PrivateBancorp, Inc.	21,874		911,271
Prosperity Bancshares, Inc.	64,700		2,199,153
Provident Financial Services, Inc.	54,600	[2]	901,446
PS Business Parks, Inc.	18,000	[2]	1,036,800
RAM Holdings, Ltd.*	177,500		298,200
Reinsurance Group of America, Inc., Class A	73,600	[2]	3,974,400
RiskMetrics Group, Inc.*	72,274	[2]	1,414,402
Saul Centers, Inc.	19,700		995,638
SeaBright Insurance Holdings, Inc.*	152,335		1,980,355
Senior Housing Properties Trust	42,000	[2]	1,000,860
South Financial Group, Inc., The	225,000		1,649,250
SVB Financial Group*	94,894	[2]	5,496,261
Tower Group, Inc.	44,800		1,055,488
TradeStation Group, Inc.*	163,300		1,526,855
UMB Financial Corp.	32,400	[2]	1,701,648
United PanAm Financial Corp.*	63,600		234,048
Total Financials			59,719,652
Health Care - 16.8%
Acorda Therapeutics, Inc.*	78,932	[2]	1,882,528
Albany Molecular Research, Inc.*	47,400		857,466
Alexion Pharmaceuticals, Inc.*	75,300	[2]	2,959,290
Alkermes, Inc.*	39,957		531,428
Alliance Imaging, Inc.*	224,000		2,300,480
AMAG Pharmaceuticals, Inc.*	6,353		246,052
Amedisys, Inc.*	59,734		2,907,254
American Medical Systems Holdings, Inc.*	95,000	[2]	1,687,200
AmSurg Corp.*	32,700		832,869
Analogic Corp.	31,100		1,547,536
athenahealth, Inc.*	69,995		2,328,734
Auxilium Pharmaceuticals, Inc.*	43,500	[2]	1,409,400
Bruker BioSciences Corp.*	110,545	[2]	1,473,565
CardioNet, Inc.*	102,427	[2]	2,556,578
Charles River Laboratories International, Inc.*	135,260		7,510,988
Chemed Corp.	43,200	[2]	1,773,792

Managers Special Equity Fund - 9/30/2008

Security Description	Shares		Value
Health Care - 16.8% (continued)
Computer Programs & Systems, Inc.	21,520		$623,004
Conmed Corp.*	58,900		1,884,800
Cyberonics, Inc.*	57,897		984,249
Dionex Corp.*	25,400	[2]	1,614,170
Emergency Medical Services Corp., Class A*	27,610		824,987
eResearch Technology, Inc.*	239,700		2,854,827
Eurand N.V.*	108,600	[2]	1,972,176
Five Star Quality Care, Inc.*	233,472		875,520
Genoptix, Inc.*	31,810		1,039,233
Gen-Probe, Inc.*	53,440		2,834,992
Gentiva Health Services, Inc.*	33,457		901,332
HealthExtras, Inc.*	61,100	[2]	1,595,932
HMS Holdings Corp.*	149,020		3,570,519
ICON PLC.*	88,480		3,384,360
Illumina, Inc.*	86,900	[2]	3,522,057
Immucor, Inc.*	136,679	[2]	4,368,261
inVentiv Health, Inc.*	134,200		2,369,972
Kendle International, Inc.*	52,056	[2]	2,327,424
Kensey Nash Corp.*	63,652		2,002,492
K-V Pharmaceutical Co., Class A*	10,754	[2]	244,223
LHC Group, Inc.*	36,729		1,046,042
Martek Biosciences Corp.*	55,900		1,756,378
Masimo Corp.*	221,040	[2]	8,222,687
MedAssets, Inc.*	68,780		1,183,016
Meridian Bioscience, Inc.	54,300		1,576,872
Merit Medical Systems, Inc.*	126,557		2,375,475
Myriad Genetics, Inc.*	30,800	[2]	1,998,304
Natus Medical, Inc.*	256,010	[2]	5,801,187
NuVasive, Inc.*	71,687	[2]	3,536,320
Onyx Pharmaceuticals, Inc.*	64,555	[2]	2,335,600
OSI Pharmaceuticals, Inc.*	42,000	[2]	2,070,180
Owens & Minor, Inc.	18,500	[2]	897,250
Parexel International Corp.*	166,606	[2]	4,774,928
Pediatrix Medical Group, Inc.*	45,960		2,478,163
Phase Forward, Inc.*	370,600		7,749,245
Psychiatric Solutions, Inc.*	96,430	[2]	3,659,518
Quidel Corp.*	84,900		1,393,209
SonoSite, Inc.*	100,705	[2]	3,162,137
Steris Corp.	34,100	[2]	1,281,478
Sun Healthcare Group, Inc.*	78,000		1,143,480
Synovis Life Technologies, Inc.*	27,000		508,140
Thoratec Corp*	136,600	[2]	3,585,750
United Therapeutics Corp.*	18,700	[2]	1,966,679
VNUS Medical Technologies, Inc.*	125,131	[2]	2,618,992
Wright Medical Group, Inc.*	86,969	[2]	2,647,336
Zoll Medical Corp.*	2,600		85,072
Total Health Care			142,453,128
Industrials - 15.0%
AAR Corp.*	259,200		4,300,128
ACCO Brands Corp.*	175,900		1,326,286
Allegiant Travel Co.*	63,200		2,232,224
Altra Holdings, Inc.*	53,800	[2]	794,088
American Superconductor Corp.*	94,531	[2]	2,228,096
Axsys Technologies, Inc.*	44,785	[2]	2,639,628
AZZ, Inc.*	33,064		1,367,858
Beacon Roofing Supply, Inc.*	179,969	[2]	2,811,116

Managers Special Equity Fund - 9/30/2008

Security Description	Shares		Value
Industrials - 15.0% (continued)
Brady Corp.	58,400	[2]	$2,060,352
CAI International, Inc.*	103,900		1,149,134
Carlisle Cos., Inc.	60,800		1,822,176
CBIZ, Inc.*	403,400		3,408,730
Chart Industries, Inc.*	70,900	[2]	2,024,904
CIRCOR International, Inc.	40,556	[2]	1,761,347
Clean Harbors, Inc.*	29,500	[2]	1,992,725
Colfax Corp.*	127,361	[2]	2,128,202
Columbus McKinnon Corp.*	24,703		582,250
Comfort Systems USA, Inc.	63,100	[2]	843,016
Consolidated Graphics, Inc.*	44,540		1,350,898
Con-way, Inc.	30,300	[2]	1,336,533
Cornell Companies, Inc.*	167,230		4,545,310
Crane Co.	41,900		1,244,849
DXP Enterprises, Inc.*	41,700		2,223,027
EMCOR Group, Inc.*	50,900		1,339,688
Energy Conversion Devices, Inc.*	24,758	[2]	1,442,154
Energy Recovery, Inc.*	151,800	[2]	1,455,762
EnerNOC, Inc.*	191,224		1,977,256
EnerSys*	102,010		2,010,617
Forward Air Corp.	42,000	[2]	1,143,660
FTI Consulting, Inc.*	27,000	[2]	1,950,480
Genesee & Wyoming, Inc., Class A*	77,968	[2]	2,925,359
Geo Group, Inc., The*	135,290		2,734,211
Gorman-Rupp Co., The	14,700		554,484
GrafTech International, Ltd.*	88,300	[2]	1,334,213
Graham Corp.	15,000		811,500
Heidrick & Struggles International, Inc.	70,200		2,116,530
Herman Miller, Inc.	76,900	[2]	1,881,743
Huron Consulting Group, Inc.*	27,600	[2]	1,572,648
II-VI, Inc.*	67,287		2,601,315
Knight Transportation, Inc.	74,600	[2]	1,265,962
LMI Aerospace, Inc.*	102,010		2,051,421
Middleby Corp., The*	69,300	[2]	3,763,683
NCI Building Systems, Inc.*	47,600		1,511,300
Otter Tail Corp.	33,700		1,035,601
Pacer International, Inc.	45,151		743,637
Raven Industries, Inc.	26,284		1,034,275
RBC Bearings, Inc.*	31,200		1,051,128
Ritchie Bros. Auctioneers, Inc.	116,590		2,723,542
Robbins & Myers, Inc.	89,100	[2]	2,755,863
Safe Bulkers, Inc.	44,015	[2]	479,764
SkyWest, Inc.	50,760		811,145
Spherion Corp.*	300,200		1,461,974
Sun Hydraulics Corp.	25,239		657,224
SunPower Corp., Class B*	21,400		1,477,670
Sykes Enterprises, Inc.*	53,654		1,178,242
TAL International Group, Inc.	49,600		1,032,672
Teledyne Technologies, Inc.*	41,850		2,392,146
Tetra Technologies, Inc.*	42,295		1,017,618
Titan International, Inc.	43,600		929,552
Toro Co., The	53,900	[2]	2,226,070
Triumph Group, Inc.	71,004		3,245,593
Valmont Industries, Inc.	30,465		2,519,151
Wabtec Corp.	146,470	[2]	7,503,658
Waste Connections, Inc.*	43,919	[2]	1,506,422

Managers Special Equity Fund - 9/30/2008

Security Description	Shares		Value
Industrials - 15.0% (continued)
Watson Wyatt & Co.	39,400	[2]	$1,959,362
Woodward Governor Co.	131,700	[2]	4,645,059
Total Industrials			127,004,231
Information Technology - 18.8%
ADC Telecommunications, Inc.*	105,900	[2]	894,855
Advent Software, Inc.*	71,539	[2]	2,520,319
Ariba, Inc.*	99,783		1,409,934
Arris Group, Inc.*	161,500		1,248,395
Aruba Networks, Inc.*	273,697		1,404,066
Atheros Communications, Inc.*	65,022	[2]	1,533,219
Bankrate, Inc.*	41,090		1,598,812
Benchmark Electronics, Inc.*	107,850		1,518,528
Blackboard, Inc.*	103,000	[2]	4,149,870
Brocade Communications Systems, Inc.*	224,893		1,308,877
CACI International, Inc., Class A*	35,500	[2]	1,778,550
Cavium Networks, Inc.*	129,628		1,825,162
Checkpoint Systems, Inc.*	397,300		7,477,185
Cogent, Inc.*	105,000		1,073,100
Comtech Telecommunications Corp.*	23,900		1,176,836
Concur Technologies, Inc.*	99,400	[2]	3,803,044
CSG Systems International, Inc.*	122,618		2,149,494
CyberSource Corp.*	76,290	[2]	1,229,032
Daktronics, Inc.	77,000	[2]	1,282,820
Data Domain, Inc.*	82,900	[2]	1,846,183
DG FastChannel, Inc.*	32,085	[2]	703,303
Digital River, Inc.*	32,300		1,046,520
Double-Take Software, Inc.*	157,740		1,569,513
Electronics for Imaging, Inc.*	75,881		1,057,022
Equinix, Inc.*	20,300		1,410,038
Euronet Worldwide, Inc.*	61,200	[2]	1,023,876
F5 Networks, Inc.*	83,400	[2]	1,949,892
Fairchild Semiconductor International, Inc.*	107,100		952,119
FLIR Systems, Inc.*	20,645		793,181
GSI Commerce, Inc.*	90,800	[2]	1,405,584
Harris Stratex Networks, Inc.*	72,122		563,273
Hittite Microwave Corp.*	31,700	[2]	1,065,120
iGate Corp.*	47,375	[2]	410,741
Infinera Corp.*	148,205	[2]	1,416,840
Informatica Corp.*	133,550		1,734,814
IPG Photonics Corp.*	78,745	[2]	1,536,315
Itron, Inc.*	18,200	[2]	1,611,246
Knot, Inc., The*	16,600		138,610
ManTech International Corp., Class A*	35,753	[2]	2,119,795
Mastech Holdings, Inc.*	3,158		24,003
Mattson Technology, Inc.*	63,500		300,355
MercadoLibre, Inc.*	48,700	[2]	991,045
MICROS Systems, Inc.*	84,495		2,252,637
Microsemi Corp.*	56,800		1,447,264
Monolithic Power Systems, Inc.*	155,570		2,702,251
Netezza Corp.*	123,400	[2]	1,309,274
NetLogic Microsystems, Inc.*	234,391		7,087,984
NetSuite, Inc.*	66,905	[2]	1,205,628
Neutral Tandem, Inc.*	48,200		893,628
NICE Systems, Ltd.*	114,167		3,109,909
ON Semiconductor Corp.*	248,651	[2]	1,680,881
Parametric Technology Corp.*	394,985		7,267,723

Managers Special Equity Fund - 9/30/2008

Security Description	Shares		Value
Information Technology - 18.8% (continued)
Perot Systems Corp.*	136,810		$2,373,654
PMC - Sierra, Inc.*	154,981		1,149,959
Polycom, Inc.*	63,668	[2]	1,472,641
Power Integrations, Inc.*	20,300		489,230
Powerwave Technologies, Inc.*	126,000	[2]	498,960
QLogic Corp.*	135,000	[2]	2,073,600
Quality Systems, Inc.	83,960	[2]	3,548,150
Rackspace Hosting, Inc.*	188,600		1,842,622
Riverbed Technology, Inc.*	94,973	[2]	1,189,062
Rudolph Technologies, Inc.*	78,700		659,506
Sapient Corp.*	65,104		483,723
Semiconductor Manufacturing International Corp.*	3,175,000		4,730,750
Silicon Laboratories, Inc.*	56,700	[2]	1,740,690
SINA Corp.*	51,800	[2]	1,823,360
Skyworks Solutions, Inc.*	166,000	[2]	1,387,760
Smart Modular Technology (WWH), Inc.*	16,826		50,478
Sohu.com, Inc.*	19,206		1,070,734
Solera Holdings, Inc.*	44,200		1,269,424
Starent Networks Corp.*	114,925	[2]	1,487,130
Super Micro Computer, Inc.*	133,900		1,206,439
Sybase, Inc.*	48,500	[2]	1,485,070
Synaptics, Inc.*	66,417		2,007,122
SYNNEX Corp.*	134,200	[2]	2,998,028
Synopsys, Inc.*	181,400		3,618,930
TNS, Inc.*	157,400		3,048,838
TTM Technologies, Inc.*	144,300		1,431,456
Ultratech Stepper, Inc.*	54,400	[2]	658,240
VASCO Data Security International, Inc.*	116,180	[2]	1,203,625
Veeco Instruments, Inc.*	91,200	[2]	1,350,672
Virtusa Corp.*	89,231		580,894
VistaPrint, Ltd.*	60,100	[2]	1,973,684
Vocus, Inc.*	191,131		6,490,808
Volterra Semiconductor Corp.*	127,100	[2]	1,617,983
Websense, Inc.*	155,432		3,473,905
Wind River Systems, Inc.*	101,309		1,013,090
Yucheng Technologies, Ltd.*	188,920		1,917,538
Total Information Technology			159,426,420
Materials - 1.4%
Calgon Carbon Corp.*	132,100		2,689,556
Cytec Industries, Inc.	44,400	[2]	1,727,604
Haynes International, Inc.*	29,570		1,384,763
Koppers Holdings, Inc.	55,800		2,087,478
Olin Corp.	60,800	[2]	1,179,520
Rock-Tenn Co.	65,600		2,622,688
Total Materials			11,691,609
Telecommunication Services - 1.4%
Cincinnati Bell, Inc.*	642,119		1,984,148
NTELOS Holdings Corp.	22,606		607,875
Premiere Global Services, Inc.*	92,700		1,303,362
Syniverse Holdings, Inc.*	473,165		7,859,271
Total Telecommunication Services			11,754,656
Utilities - 0.4%
ITC Holdings Corp.	45,063	[2]	2,332,912
Ormat Technologies, Inc.	32,800	[2]	1,191,624
Total Utilities			3,524,536
Total Common Stocks (cost $761,696,766)			739,503,364

Managers Special Equity Fund - 9/30/2008

Security Description	Shares	Value
Other Equities - 5.0%
iShares Russell 2000 Growth Index Fund	593,500	$41,972,320
Total Other Equities (cost $42,822,706)		41,972,320
Other Investment Companies - 30.6%[1]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20%[3]	201,712,318	201,712,318
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,9]	2,499,559	312,445
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	57,558,886	57,558,886
Total Other Investment Companies (cost $261,770,763)		259,583,649
Total Investments - 122.9% (cost $1,066,290,235)		1,041,059,333
Other Assets, less Liabilities - (22.9)%		(193,775,835)
Net Assets - 100.0%		$847,283,498

Managers Value Fund - 9/30/2008

Security Description	Shares	Value
Other Investment Companies - 199.7%[1]
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,9]	7,781	$973
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	29,787,795	29,787,795
Total Investments - 199.7% (cost $29,795,576)		29,788,768
Other Assets, less Liabilities - (99.7)%		(14,872,218)
Net Assets - 100.0%		$14,916,550

Managers International Equity Fund - 9/30/2008

Security Description	Shares		Value
Common Stocks - 94.9%
Consumer Discretionary - 4.6%
Arcandor AG (Germany)*	80,993	[2]	$265,670
Burberry Group PLC (United Kingdom)	44,704		316,102
Compagnie Generale des Etablissements Michelin SCA (France)	8,400		544,087
Cyrela Brazil Realty, S.A. (Brazil)	28,400		286,552
Hyundai Mobis Co., Ltd. (South Korea)	10,200		790,095
Lagardere (France)	11,700		527,392
New World Department Store China, Ltd. (China)*	90,000		49,328
Next PLC (United Kingdom)	13,661		251,883
Nissan Motor Co., Ltd. (Japan)	185,500		1,254,311
Parkson Retail Group, Ltd. (China)	112,500		124,778
Pearson PLC (United Kingdom)	10,304		111,631
Pinault-Printemps-Redoute SA (France)	12,782		1,143,704
Renault, SA (France)	20,100		1,280,956
Sharp Corp. (Japan)	55,000		600,988
Sodexo (France)	9,428		556,383
Taylor Wimpey PLC (United Kingdom)	124,808		80,859
Wolters Kluwer, N.V. (Netherlands)	6,331		128,317
Total Consumer Discretionary			8,313,036
Consumer Staples - 11.4%
Associated British Foods PLC (United Kingdom)	60,000		761,386
British American Tobacco PLC (United Kingdom)	28,521		931,129
Cadbury PLC (United Kingdom)	107,849		1,090,771
Carlsberg A/S, Class B (Denmark)	26,210		1,998,340
Diageo PLC (United Kingdom)	60,476		1,031,683
Groupe Danone, SA (France)	25,003		1,773,506
J Sainsbury PLC (United Kingdom)	120,642		756,612
Koninklijke Ahold, N.V. (Netherlands)	187,842		2,169,896
L’Oreal, SA (France)	17,865		1,752,974
Metro AG (Germany)	10,648		533,956
Nestle, SA, Registered (Switzerland)	70,834		3,061,270
Pernod Ricard SA (France)	3,676		323,822
Reckitt Benckiser Group PLC (United Kingdom)	53,344		2,586,365
Seven & i Holdings Co., Ltd. (Japan)	41,500		1,192,291
Unicharm Corp. (Japan)	1,400		105,708
Uni-President Enterprises Corp. (Taiwan)	415,653		375,159
Total Consumer Staples			20,444,868
Energy - 9.3%
BP PLC (United Kingdom)	131,102		1,091,850
Canadian Natural Resources, Ltd. (Canada)	18,500		1,268,969
China Petroleum and Chemical Corp., Class H (China)	1,476,000		1,164,907
China Shenhua Energy Co., Ltd. (China)	350,500		859,749
EnCana Corp. (Canada)	22,968		1,466,672
Eni S.p.A. (Italy)	49,700		1,317,348
LUKOIL Holdings, ADR (Russia)	22,050	[2]	1,289,925
OAO Gazprom - Sponsored ADR (Russia)	8,800		281,216
Petro-Canada (Canada)	30,500		1,014,517
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	20,700		909,765
Petroplus Holdings AG (Switzerland)*	7,398		282,993
Royal Dutch Shell PLC, Class A (United Kingdom)	91,500		2,695,784
StatoilHydro ASA (Norway)	46,050		1,094,302
Total, S.A. (France)	30,300		1,840,718
Total Energy			16,578,715
Financials - 26.1%
3i Group PLC (United Kingdom)	131,434		1,664,176
Allianz SE (Germany)	12,900		1,768,563

Managers International Equity Fund - 9/30/2008

Security Description	Shares	Value
Financials - 26.1% (continued)
Aviva PLC (United Kingdom)	97,743	$850,187
Banco do Brasil, S.A. (Brazil)	13,800	162,302
Bank of East Asia, Ltd. (Hong Kong)	93,400	294,007
Barclays PLC (United Kingdom)	294,245	1,748,230
BNP Paribas, SA (France)	31,600	3,016,448
CapitaLand, Ltd. (Singapore)	250,000	544,945
Cathay Financial Holding Co., Ltd. (Taiwan)	342,300	472,665
China Overseas Land & Investment, Ltd. (Hong Kong)	1,005,000	1,218,103
Chinatrust Financial Holding Co., Ltd., (Taiwan)	673,108	369,383
Credit Agricole, SA (France)	71,433	1,375,785
Credit Suisse Group AG (Switzerland)	41,527	1,939,392
Daiwa House Industry Co., Ltd. (Japan)	66,000	630,998
Daiwa Securities Group, Inc. (Japan)	76,000	553,564
DBS Group Holdings, Ltd. (Singapore)	72,000	858,042
Deutsche Bank AG (Germany)	22,300	1,595,272
Deutsche Boerse AG (Germany)	3,681	336,849
Deutsche Postbank AG (Germany)	7,511	292,732
Fondiaria-SAI S.p.A. (Italy)*	3,600	84,974
Fortis (Belgium)	29,900	184,721
Hang Lung Group, Ltd. (Hong Kong)	45,900	145,395
Hang Lung Properties, Ltd. (Hong Kong)	60,000	141,242
HBOS PLC (United Kingdom)	357,930	812,060
HDFC Bank, Ltd. (India)	27,095	712,348
Henderson Land Development Co., Ltd. (Hong Kong)	126,000	561,679
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	109,500	1,348,648
ING Groep, N.V. (Netherlands)	47,217	1,012,226
Julius Baer Holding, Ltd. (Switzerland)	12,171	588,954
Kookmin Bank (South Korea)	20,211	903,120
Mitsubishi Estate Co., Ltd. (Japan)	51,000	1,004,962
Mitsui Fudosan Co., Ltd. (Japan)	87,000	1,681,010
Mizuho Financial Group, Inc. (Japan)	135	590,375
Muenchener Rueckversicherungs AG (Germany)	7,700	1,165,221
National Bank of Greece SA (Greece)	8,251	334,367
Nomura Holdings, Inc. (Japan)	76,600	999,638
ORIX Corp. (Japan)	15,600	1,953,246
Prudential Corp. PLC (United Kingdom)	91,176	831,338
Royal Bank of Scotland Group PLC (United Kingdom)	415,891	1,341,622
Societe Generale (France)	28,115	2,525,554
Standard Chartered PLC (United Kingdom)	44,398	1,092,432
Sumitomo Mitsui Financial Group, Inc. (Japan)	131	821,326
Sumitomo Realty & Development Co., Ltd. (Japan)	42,000	914,707
Sun Hung Kai Properties, Ltd. (Hong Kong)	86,000	886,211
T&D Holdings, Inc. (Japan)	22,000	1,162,074
UBS AG (Switzerland)*	111,698	1,909,192
Unibanco-Uniao de Bancos Brasileiros, S.A. (Brazil)	18,000	179,726
Zurich Financial Services AG (Switzerland)	4,193	1,161,128
Total Financials		46,741,139
Health Care - 8.8%
Actelion, Ltd. (Switzerland)*	19,981	1,029,591
AstraZeneca PLC (United Kingdom)	31,089	1,360,432
Celesio AG (Germany)	7,130	311,170
CSL, Ltd. (Australia)	31,217	945,717
GlaxoSmithKline PLC (United Kingdom)	75,509	1,635,720
Lonza Group AG (Switzerland)	4,402	552,324
Novartis AG (Switzerland)	48,559	2,556,611
Roche Holding AG (Switzerland)	16,601	2,598,753
Sanofi-Aventis, SA (France)	31,829	2,092,609
Synthes, Inc. (Switzerland)	5,499	760,744

Managers International Equity Fund - 9/30/2008

Security Description	Shares		Value
Health Care - 8.8% (continued)
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	41,400	[2]	$1,895,706
Total Health Care			15,739,377
Industrials - 10.7%
ABB, Ltd. (Switzerland)*	78,400		1,525,524
Air France-KLM (France)	15,200		348,011
Alstom, SA (France)	1,978		150,148
British Airways PLC (United Kingdom)	171,836		524,240
Capita Group PLC (United Kingdom)	84,204		1,047,969
Deutsche Lufthansa AG (Germany)	41,400		809,299
easyJet PLC (United Kingdom)*	313,945		1,800,474
FANUC, Ltd. (Japan)	11,600		872,689
Far Eastern Textile Co., Ltd. (Taiwan)	375,278		265,682
Hansen Transmissions International, N.V. (Belgium)*	214,459		894,088
Hochtief AG (Germany)	7,540		359,854
Hutchison Whampoa, Ltd. (Hong Kong)	52,000		399,388
Kajima Corp. (Japan)	123,000		371,569
Michael Page International PLC (United Kingdom)	199,408		829,281
Mitsubishi Corp. (Japan)	11,900		248,236
Mitsubishi Heavy Industries., Ltd. (Japan)	221,000		959,910
Mitsui & Co., Ltd. (Japan)	33,000		409,673
Mitsui O.S.K. Lines, Ltd. (Japan)	67,000		582,120
Q-Cells AG (Germany)*	3,265		277,565
Renewable Energy Corp. ASA (Norway)*	32,100		595,028
Shimizu Corp. (Japan)	94,000		447,778
Siemens AG (Germany)	18,714		1,745,581
Suntech Power Holdings Co., Ltd. (China)*	38,100	[2]	1,366,647
Tostem Inax Holding Corp. (Japan)	30,400		382,704
Vestas Wind Systems A/S (Denmark)*	18,725		1,634,410
Yamato Transport Co., Ltd. (Japan)	38,000		425,606
Total Industrials			19,273,474
Information Technology - 8.2%
ARM Holdings PLC (United Kingdom)	1,079,730		1,876,324
AU Optronics Corp., Sponsored ADR (Taiwan)	44,900	[2]	510,064
Autonomy Corp., PLC (United Kingdom)*	85,252		1,582,885
Ericsson (LM), Class B (Sweden)	173,400		1,646,744
Fujitsu, Ltd. (Japan)	167,000		938,869
High Tech Computer Corp. (Taiwan)	82,800		1,285,161
Hynix Semiconductor, Inc. (South Korea)*	31,400	[2]	520,316
LDK Solar Co., Ltd. (ADR) (China)*	16,000	[2]	480,320
Nintendo Co., Ltd. (Japan)	2,200		933,182
Redecard, S.A. (Brazil)	23,300		290,194
Research In Motion, Ltd. (Canada)*	22,400		1,529,920
Samsung Electronics Co., Ltd. (South Korea)	1,346		616,810
SAP AG (Germany)	19,300		1,027,894
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	101,861	[2]	954,434
Toshiba Corp. (Japan)	125,000		545,158
Total Information Technology			14,738,275
Materials - 10.4%
Air Liquide, SA (France)	9,858		1,083,237
Antofagasta PLC (United Kingdom)	22,900		166,349
ArcelorMittal (Luxembourg)	16,409		823,558
Barrick Gold Corp. (Canada)	52,786		1,932,883
BASF SE (Germany)	43,800		2,088,226
BHP Billiton PLC (United Kingdom)	5,324		120,610
Compania Vale do Rio Doce - ADR (Brazil)	11,800	[2]	225,970
Compania Vale do Rio Doce (Brazil)	17,000	[2]	300,900
GMK Norilsk Nickel, Sponsored ADR (Russia)	48,750	[2]	643,500
Gold Fields, Ltd. (South Africa)	64,363		621,132

Managers International Equity Fund - 9/30/2008

Security Description	Shares		Value
Materials - 10.4% (continued)
Goldcorp, Inc. (Canada)	38,100		$1,198,221
Impala Platinum Holdings, Ltd. (South Africa)	16,500	[2]	330,771
JFE Holdings, Inc. (Japan)	27,900		865,351
Kazakmys PLC (United Kingdom)	27,300		286,700
Kinross Gold Corp. (Canada)	31,100	[2]	501,332
Koninklijke DSM, N.V. (Netherlands)	8,300		392,586
Mitsubishi Chemical Holdings Corp. (Japan)	160,000		845,719
Potash Corp. of Saskatchewan, Inc. (Canada)	6,100		805,261
Solvay, SA (Belgium)	5,800		711,946
Stora Enso Oyj (Finland)	60,700		593,104
Svenska Cellulosa AB (SCA) (Sweden)	27,200		288,140
Syngenta AG (Switzerland)	5,571		1,174,835
Taiwan Fertilizer Co., Ltd. (Taiwan)	198,000		369,828
Toray Industries, Inc. (Japan)	174,700		820,184
Xstrata PLC (United Kingdom)	22,464		700,078
Yamana Gold, Inc. (Canada)	80,059		658,225
Total Materials			18,548,646
Telecommunication Services - 3.1%
Bharti Tele-Ventures, Ltd. (India)*	23,007		390,232
China Netcom Group Corp. (Hong Kong)	159,500		353,205
Millicom International Cellular S.A. (Luxembourg)*	19,000	[2]	1,304,730
Nippon Telegraph & Telephone Corp. (Japan)	216		964,105
Telecom Italia S.p.A. (Italy)	405,600		603,643
Vodafone Group PLC (United Kingdom)	841,806		1,859,061
Total Telecommunication Services			5,474,976
Utilities - 2.3%
E.ON AG (Germany)	22,200		1,117,476
Hong Kong & China Gas Co., Ltd. (Hong Kong)	606,670		1,384,854
Iberdrola Renovables SAU (Spain)*	71,737		313,454
National Grid PLC (United Kingdom)	64,530		819,082
Tokyo Electric Power Company, Inc., The (Japan)	23,500		578,204
Total Utilities			4,213,070
Total Common Stocks (cost $193,921,115)			170,065,576
Other Equities - 0.8%
Hirco PLC (South Africa)*	38,800		103,643
SPDR Gold Shares	16,100	[2]	1,369,627
Total Other Equities (cost $1,497,305)			1,473,270
Preferred Stock - 0.2%
Samsung Electronics Co., Ltd. (South Korea) (cost $449,809)	900		283,805
Warrants - 0.3%
ASUSTeK Computer, Inc. 01/19/17 (Luxembourg)	66,000		127,248
United Microelectronics Corp. (Luxembourg) (a)	1,249,915		397,473
Total Warrants (cost $1,290,504)			524,721
Other Investment Companies - 5.8%[1]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20%[3]	9,794,414		9,794,414
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,9]	104,356		13,044
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	561,057		561,057
Total Other Investment Companies (cost $10,459,826)			10,368,515
Total Investments - 102.0% (cost $207,618,559)			182,715,887
Other Assets, less Liabilities - (2.0)%			(3,590,459)
Net Assets - 100.0%			$179,125,428

Managers Emerging Markets Equity Fund - 9/30/2008

Security Description	Shares		Value
Common Stocks - 97.1%
Consumer Discretionary - 6.4%
Cyfrowy Polsat SA (Poland)	131,602		$780,440
Lojas Renner S.A. (Brazil)	79,100		922,397
Net Servicos de Comunicacao S.A. (Brazil)*	202,000		1,754,722
Resorts World Berhad (Malaysia)	2,530,900		1,885,396
Urbi Desarrollos Urbanos S.A. de C.V. (Mexico)*	337,130		786,991
Zee Entertainment Enterprises Ltd. (India)	330,569		1,405,384
Total Consumer Discretionary			7,535,330
Consumer Staples - 1.9%
Shinsegae Co., Ltd. (South Korea)	4,599		2,170,643
Energy - 16.0%
CNOOC Ltd. (Hong Kong)	1,523,000		1,710,932
LUKOIL Holdings, ADR (Russia)	25,826	[2]	1,510,821
OAO Gazaprom, ADR (Russia)	113,650		3,631,846
OAO Rosneft Oil Co., GDR (Russia) (a)*	238,460		1,549,990
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	2,400		488,097
Petroleo Brasileiro, S.A., ADR (Brazil)	30,900		1,156,278
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	53,070		2,332,426
PT Bumi Resources, Tbk. (Indonesia)	2,470,000		821,446
PTT Public Co., Ltd. (Thailand)	270,000		1,839,625
Sasol Ltd. (South Africa)	45,222		1,930,107
Tenaris S.A. (Luxembourg)	45,100		1,681,779
Total Energy			18,653,347
Financials - 22.2%
Bank Hapoalim, Ltd. (Israel)	210,014		632,580
Bank of China, Ltd., Class H (China)	5,276,000		2,044,586
Cathay Financial Holding Co., Ltd. (Taiwan)	1,040,200		1,436,359
Chinatrust Financial Holding Co., Ltd., (Taiwan)	2,917,470		1,601,028
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	571,176		1,822,708
Haci Omer Sabanci Holding A.S. (Turkey)	481,696		1,811,330
Housing Development Finance Corporation, Ltd. (India)	39,895		1,855,366
Industrial and Commercial Bank of China, Ltd.- Class H (China)	3,631,000		2,194,560
OAO Open Investments (Russia)*	674		102,640
OTP Bank NyRt. (Hungary)*	46,611		1,686,822
PT Bank Rakyat Indonesia (Indonesia)	2,250,000		1,271,238
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	12,226		2,140,236
Sanlam, Ltd. (South Africa)	1,070,904		2,305,375
Savings Bank of the Russian Federation(Sberbank) (Russia)	641,983		1,005,071
Siam Commercial Bank PCL (Thailand)	907,200		1,863,636
Uniao de Bancos Brasileiros S.A. (Brazil)	21,200		2,139,504
Total Financials			25,913,039
Health Care - 0.5%
Dr. Reddy’s Laboratories Limited (ADR) (India)	54,834		601,119
Industrials - 12.0%
China Railway Construction Corp. (China)*	1,666,500		2,200,412
China Shipping Development Co., Ltd. (China)	834,000		1,094,869
Copa Holdings, S.A., Class A (Panama)	27,900		906,750
Cosco Pacific Limited (Bermuda)	866,000		993,926
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (South Korea)	49,805		1,257,193
Hyundai Development Co. (South Korea)	43,405	[2]	1,621,309
Hyundai Heavy Industries Co., Ltd. (South Korea)	5,916		1,369,575
Larsen & Toubro Ltd. (India)	39,843		2,107,988
Localiza Rent A Car S.A. (Brazil)	98,100		518,622
Santos Brasil Participacoes SA (Brazil)	51,762		470,316
Siemens India, Ltd. (India)	104,148		901,046
SM Investments Corp. (Philippines)	97,469		546,163
Total Industrials			13,988,169
Information Technology - 9.9%
Advanced Semiconductor Engineering, Inc. (Taiwan)	2,602,893		1,326,571
Hon Hai Precision Industry Co., Ltd. (Taiwan)	552,620		1,979,316
LG Display Co., Ltd. (South Korea)	56,670		1,443,386
MediaTek, Inc. (Taiwan)	220,331		2,284,700
Samsung Electronics Co., Ltd. (South Korea)	2,004		918,341

Managers Emerging Markets Equity Fund - 9/30/2008

Security Description	Shares		Value
Information Technology - 9.9% (continued)
Samsung Electronics Co., Ltd., GDR (South Korea) (a)	5,000		$1,116,450
Siliconware Precision Industries Co. (Taiwan)	11,871		13,500
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	993		1,665
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	265,227	[2]	2,485,177
Total Information Technology			11,569,106
Materials - 15.0%
Anglo American PLC (United Kingdom)	50,000		1,688,974
Anhui Conch Cement Company Ltd. (China)*	394,936	[2]	1,508,532
CEMEX, S.A.B. de C.V. (Mexico)*	104,900	[2]	1,806,378
Compania Vale do Rio Doce - ADR (Brazil)	132,400		2,535,460
Evraz Group SA GDR (Luxembourg)	10,450		402,594
Formosa Chemicals & Fibre Corp. (Taiwan)	679		1,178
GMK Norilsk Nickel, Sponsored ADR (Russia)	41,084	[2]	542,309
Harmony Gold Mining Co., Ltd. (South Africa)*	64,590		632,345
Harmony Gold Mining Co., Ltd.-Sponsored ADR (United States)*	106,700	[2]	1,032,856
Mechel OAO (Russia)	39,600	[2]	711,216
Raspadskaya (Russia)*	243,952		1,018,969
Sappi Ltd. (South Africa)	132,301		1,298,297
Steel Authority of India, Ltd. (India)	646,662		1,790,346
Taiwan Fertilizer Co., Ltd. (Taiwan)	272,000		508,046
Uralkaliy OAO (Russia)	39,755		1,258,213
Usinas Siderurgicas de Minas Gerais S.A. (Brazil)	41,400		834,135
Total Materials			17,569,848
Telecommunication Services - 11.1%
America Movil , SAB de C.V. (Mexico)	47,000		2,178,920
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	941,064		1,667,942
Bharti Tele-Ventures, Ltd. (India)*	59,230		1,004,626
China Mobile Ltd. (Hong Kong)	298,500		2,990,277
Chunghwa Telecom Company, Ltd. (Taiwan)	579,000		1,362,059
Mobile Telesystems, Sponsored ADR (Russia)	24,300		1,361,043
Philippine Long Distance Telephone Co. (Philippines)	10,330		594,661
Philippine Long Distance Telephone Co., ADR (Philippines)	6,900	[2]	388,746
Telekomunikasi Indonesia Tbk P (Indonesia)	1,949,500		1,456,141
Total Telecommunication Services			13,004,415
Utility - 2.1%
Ceske Energeticke Zavody (Czech Republic)	40,000		2,485,188
Total Common Stocks (cost $138,852,501)			113,490,204
Preferred Stock - 1.5%
TAM S.A. (Brazil) (cost $1,828,219)	92,783		1,730,935
Other Investment Companies - 6.7%[1]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20%[3]	7,827,729		7,827,729
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,9]	110,742		13,843
Total Other Investment Companies (cost $7,938,471)			7,841,572
Total Investments - 105.3% (cost $148,619,191)			123,062,711
Other Assets, less Liabilities - (5.3)%			(6,180,085)
Net Assets - 100.0%			$116,882,626

Managers Bond Fund - 9/30/2008

Security Description	Principal Amount			Value
Corporate Bonds - 82.0%
Finance - 19.5%
American General Finance Corp.,
5.400%, 12/01/15		5,000,000		$2,468,315
Series MTN, 6.900%, 12/15/17		57,315,000		26,576,507
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	5,800,000		3,747,550
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,355,086
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	25,000,000		742,326
Barclays Financial LLC,
5.720%, 03/23/09 (12/23/08) (a)[5]	KRW	160,900,000		135,258
Series EMTN, 4.100%, 03/22/10 (a)	THB	26,000,000		758,653
Bear Stearns Companies, Inc., The,
4.650%, 07/02/18		1,280,000		1,002,381
5.300%, 10/30/15		560,000		496,504
6.400%, 10/02/17		1,245,000		1,162,702
7.250%, 02/01/18		8,705,000		8,377,474
BNP Paribas, 12.428%, 06/13/11 (a)[4]	IDR	19,645,500,000		1,503,933
Caterpillar Financial Services Corp., 5.850%, 09/01/17		13,000,000		12,247,976
CIGNA Corp., 6.150%, 11/15/36		6,830,000		5,754,138
CIT Group, Inc.,
5.000%, 02/13/14		395,000		223,439
5.125%, 09/30/14		680,000		335,347
5.500%, 12/20/16	GBP	1,900,000		1,684,737
7.625%, 11/30/12		71,175,000		45,151,001
Citibank, N.A., 15.000%, 07/02/10 (a)	BRL	2,000,000		1,071,880
Colonial Realty, L.P.,
4.800%, 04/01/11		3,485,000		3,310,747
5.500%, 10/01/15		1,255,000		1,070,126
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000		1,978,299
6.500%, 01/15/18		5,000,000		4,524,040
Equity One, Inc., 6.000%, 09/15/17		5,915,000		4,741,003
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)		4,910,000		3,902,596
6.700%, 06/01/34 (a)		1,250,000		838,561
7.000%, 10/15/37 (a)		19,033,000		13,405,189
ERP Operating, L.P.,
5.125%, 03/15/16		600,000		502,562
5.750%, 06/15/17		1,450,000		1,221,119
First Industrial L.P., 5.950%, 05/15/17		15,000,000		11,988,870
FNMA, 2.290%, 02/19/09	SGD	3,800,000		2,649,302
Ford Motor Credit Company LLC,
5.700%, 01/15/10		6,815,000		5,219,172
7.000%, 10/01/13		200,000	[2]	122,911
8.000%, 12/15/16		3,500,000	[2]	2,212,973
8.625%, 11/01/10		195,000		138,278
9.750%, 09/15/10		445,000		319,102
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		3,002,369
3.485%, 03/08/12	SGD	16,500,000		11,479,067
6.500%, 09/28/15	NZD	14,950,000		8,912,428
6.625%, 02/04/10	NZD	3,500,000		2,245,887
6.750%, 09/26/16	NZD	6,390,000		3,803,064
GMAC LLC,
5.625%, 05/15/09		265,000	[2]	189,348
6.000%, 12/15/11		1,780,000		791,457
6.625%, 05/15/12		2,170,000		918,709
6.750%, 12/01/14		1,660,000		637,131
6.875%, 08/28/12		400,000		158,991
6.875%, 09/15/11		250,000		111,547
7.000%, 02/01/12		1,205,000	[2]	491,170
7.250%, 03/02/11		1,290,000		610,147
8.000%, 11/01/31		2,325,000	[2]	877,169
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000		2,951,923
7.500%, 04/15/18		2,405,000		2,131,335
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[6]		900,000		621,207
International Lease Finance Corp.,
5.000%, 04/15/10		1,040,000		770,398
5.550%, 09/05/12		345,000		253,712
6.375%, 03/25/13		1,730,000		1,092,514
6.625%, 12/07/09	GBP	9,140,000		12,950,809

Managers Bond Fund - 9/30/2008

Security Description	Principal Amount			Value
Finance - 19.5% (continued)
iStar Financial Inc.,
5.150%, 03/01/12		4,360,000		$2,180,000
5.125%, 04/01/11		280,000		142,800
5.375%, 04/15/10		830,000		498,000
5.500%, 06/15/12		260,000		132,600
5.650%, 09/15/11		3,095,000		1,609,400
5.700%, 03/01/14		15,000		7,350
4.383%, 10/01/12 (01/01/09)[5]		8,095,000		4,330,825
5.800%, 03/15/11		640,000		326,400
5.875%, 03/15/16		1,340,000		656,600
5.950%, 10/15/13		4,725,000		2,457,000
6.050%, 04/15/15		620,000		303,800
8.625%, 06/01/13		425,000		221,000
JPMorgan Chase & Co.,
12.678%, 04/12/12 (a)[4]	IDR	40,733,437,680		2,797,778
12.280%, 03/28/11 (a)[4]	IDR	932,700,000		73,508
JPMorgan Chase Bank, N.A., 13.803%, 05/17/10 (a)[4]	BRL	3,600,000		1,521,826
JPMorgan International, 12.002%, 10/21/10 (a)[4]	IDR	16,627,462,500		1,387,150
Kaupthing Bank,
3.491%, 01/15/10 (10/15/08) (a)[5,8]		1,000,000		883,307
5.750%, 10/04/11 (a)[8]		10,000,000		7,948,700
6.125%, 10/04/16 (a)[8]		1,800,000		1,167,223
KfW Bankengruppe, 10.750%, 02/01/10	ISK	20,000,000		190,850
Kinder Morgan Finance Co.,
5.150%, 03/01/15		730,000		618,675
5.700%, 01/05/16		370,000		318,200
Lehman Brothers Holdings, Inc.,
6.000%, 05/03/32[8]		1,380,000		1,725
6.875%, 07/17/37[8]		17,410,000		21,762
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		4,390,000		4,065,324
5.750%, 09/15/15		11,939,000		11,191,499
5.875%, 08/01/33		10,360,000		8,677,443
MBIA Insurance Corp., 14.000%, 01/15/33 (a)[6]		525,000	[2]	304,500
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000		1,349,362
6.110%, 01/29/37		60,150,000		41,757,093
10.710%, 03/08/17	BRL	2,500,000		932,787
Morgan Stanley Co.,
3.875%, 01/15/09		1,755,000	[2]	1,614,632
5.550%, 04/27/17		6,500,000		4,029,545
6.625%, 04/01/18		18,310,000		12,117,393
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000		13,100,083
PNC Bank, N.A., 6.875%, 04/01/18		8,050,000		7,709,920
ProLogis Trust,
5.625%, 11/15/15		345,000		301,631
5.750%, 04/01/16		280,000		243,977
Qwest Capital Funding, Inc., 6.875%, 07/15/28		1,255,000		872,225
Rabobank Nederland,
10.250%, 09/10/09 (a)	ISK	670,000,000		6,286,586
12.500%, 02/17/09	ISK	560,000,000		5,315,000
14.000%, 01/28/09 (a)	ISK	344,000,000		3,277,765
Realty Income Corp., 6.750%, 08/15/19		7,675,000		6,924,339
Residential Capital LLC,
7.875%, 05/17/13	GBP	2,500,000		1,244,489
8.000%, 06/01/12		2,715,000		543,000
8.375%, 06/30/15		1,095,000		219,000
SLM Corp.,
5.000%, 10/01/13		2,060,000		1,277,200
5.000%, 04/15/15		50,000		30,000
5.125%, 08/27/12		540,000		351,000
5.375%, 01/15/13		2,460,000		1,611,300
5.375%, 05/15/14		300,000		186,000
5.400%, 10/25/11		520,000		364,000
6.500%, 06/15/10	NZD	500,000		303,384
8.450%, 06/15/18		18,665,000		12,692,200
St. Paul Travelers Companies, Inc., The, 6.750%, 06/20/36		2,610,000		2,412,556
Toll Brothers Finance Corp., 5.150%, 05/15/15		3,785,000		3,201,031
Travelers Cos., Inc., 6.250%, 06/15/37		15,435,000		13,381,157
Travelers Property Casualty Corp., 6.375%, 03/15/33		3,040,000		2,668,387
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000		4,022,830
Willis North America, Inc., 6.200%, 03/28/17		5,685,000		4,942,869
Total Finance				438,258,425
Industrial - 52.9%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28		500,000		115,000
Agilent Technologies, Inc., 6.500%, 11/01/17		6,945,000		6,331,180

Managers Bond Fund - 9/30/2008

Security Description	Principal Amount			Value
Industrial - 52.9% (continued)
Albertson’s, Inc.,
6.625%, 06/01/28		1,015,000		$822,349
7.450%, 08/01/29		3,195,000		2,841,726
7.750%, 06/15/26		915,000		841,039
America Movil, S.A. de C.V., 4.125%, 03/01/09		3,000,000		2,981,922
American President, Ltd., 8.000%, 01/15/24[7]		250,000		187,500
Anadarko Petroleum Corp.,
5.950%, 09/15/16		4,915,000		4,517,450
6.450%, 09/15/36		13,875,000		10,878,666
Anheuser-Busch Companies, Inc.,
5.950%, 01/15/33		6,177,000		4,774,951
6.450%, 09/01/37		7,900,000		6,400,351
Apache Corp., 6.000%, 01/15/37		12,000,000		10,142,688
Arrow Electronics, Inc., 6.875%, 07/01/13		410,000		416,803
AstraZeneca PLC, 6.450%, 09/15/37		13,975,000		13,362,210
AT&T, Inc.,
6.150%, 09/15/34		1,375,000		1,146,695
6.500%, 03/15/29		7,650,000		6,404,427
6.500%, 09/01/37		9,605,000		8,170,781
Avnet, Inc.,
2.000%, 03/15/34		1,425,000		1,419,656
5.875%, 03/15/14		11,000,000		10,709,193
6.000%, 09/01/15		5,340,000		5,144,631
6.625%, 09/15/16		1,370,000		1,334,251
Bell Canada, 5.000%, 02/15/17 (a)	CAD	1,000,000		742,156
BellSouth Corp.,
6.000%, 11/15/34		7,940,000	[2]	6,431,400
6.550%, 06/15/34		1,800,000		1,543,194
Bowater, Inc., 6.500%, 06/15/13		1,675,000		644,875
Camden Property Trust, 5.700%, 05/15/17		5,205,000		4,601,105
Canadian Pacific Railway Co.,
5.750%, 03/15/33		195,000		151,319
5.950%, 05/15/37		9,340,000		7,645,406
Centex Corp., 5.250%, 06/15/15		1,915,000		1,407,525
Chartered Semiconductor Manufacturing, Ltd., 6.250%, 04/04/13		5,600,000		4,997,054
Cia Brasileira de Bebida, 8.750%, 09/15/13		3,795,000		4,055,906
Clear Channel Communications,
4.250%, 05/15/09		1,500,000		1,410,000
5.750%, 01/15/13		500,000		222,500
Colonial Realty, L.P., 6.050%, 09/01/16		470,000		396,429
Comcast Corp.,
5.650%, 06/15/35		13,570,000		10,087,029
6.450%, 03/15/37		10,295,000	[2]	8,303,566
6.500%, 11/15/35		2,320,000		1,937,024
6.950%, 08/15/37		22,230,000		18,961,145
Continental Airlines, Inc.,
5.983%, 04/19/22		16,735,000		12,885,950
6.795%, 08/02/20		45,522		34,369
Series B, 6.903%, 04/19/22		5,595,000		3,916,500
Corn Products International, Inc., 6.625%, 04/15/37		4,055,000		4,217,407
Corning, Inc.,
6.850%, 03/01/29		9,142,000		8,075,330
7.250%, 08/15/36		1,185,000		1,050,466
Covidien International Finance, S.A.,
6.000%, 10/15/17		5,965,000		5,893,378
6.550%, 10/15/37		6,005,000		5,773,177
CSX Corp.,
6.000%, 10/01/36		11,635,000	[2]	8,842,437
6.250%, 03/15/18		16,400,000		14,843,542
Cummins Engine Co., Inc.,
5.650%, 03/01/98		11,235,000		7,887,408
6.750%, 02/15/27		2,853,000		2,557,680
7.125%, 03/01/28		50,000		47,848
D.R. Horton, Inc., 5.250%, 02/15/15		5,495,000		4,066,300
Delta Air Lines, Inc., 8.021%, 08/10/22		15,300,065		10,710,045
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15		2,725,000	[2]	2,398,000
Dillards, Inc., 7.000%, 12/01/28		225,000		114,750
DP World, Ltd., 6.850%, 07/02/37 (a)		28,350,000		20,989,206
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)		2,615,000		2,091,765
Dun & Bradstreet Corp., The, 6.000%, 04/01/13		32,120,000		31,895,931
El Paso Corp.,
6.950%, 06/01/28		1,030,000		813,282
7.000%, 05/15/11		500,000		498,958
Energy Transfer Partners, L.P.,
6.125%, 02/15/17		700,000		639,683
6.625%, 10/15/36		1,805,000		1,537,914
Enterprise Products Operating L.P., 6.300%, 09/15/17		8,440,000		7,871,034
Equifax, Inc., 7.000%, 07/01/37		5,470,000		4,613,502
Equitable Resources, Inc., 6.500%, 04/01/18		35,420,000		33,793,868

Managers Bond Fund - 9/30/2008

Security Description	Principal Amount			Value
Industrial - 52.9% (continued)
Eurofima, 11.000%, 02/05/10	ISK	60,000,000		$568,198
Federated Retail Holdings, Inc., 6.375%, 03/15/37		14,065,000		10,187,251
Foot Locker, Inc., 8.500%, 01/15/22		570,000		515,850
Ford Motor Co., 6.375%, 02/01/29		1,990,000		736,300
Freescale Semiconductor, Inc., 10.125%, 12/15/16		1,275,000	[2]	816,000
General Motors Corp.,
7.400%, 09/01/25		570,000		205,200
8.250%, 07/15/23		3,535,000	[2]	1,387,488
8.375%, 07/15/33		135,000	[2]	54,000
Georgia-Pacific Corp.,
7.250%, 06/01/28		1,245,000		983,550
7.750%, 11/15/29		1,615,000		1,332,375
8.000%, 01/15/24		1,695,000		1,491,600
8.875%, 05/15/31		2,750,000		2,392,500
GTE Corp., 6.940%, 04/15/28		130,000		110,307
HCA, Inc.,
5.750%, 03/15/14		5,960,000		4,648,800
6.250%, 02/15/13		2,200,000		1,837,000
6.375%, 01/15/15		2,330,000		1,834,875
6.625%, 02/15/16		6,850,000	[2]	5,428,625
6.750%, 07/15/13		190,000		159,600
7.050%, 12/01/27		1,685,000		1,137,864
7.190%, 11/15/15		1,090,000		870,182
7.500%, 11/06/33		925,000		656,750
7.500%, 12/15/23		1,172,000		858,549
7.580%, 09/15/25		1,680,000		1,237,706
7.690%, 06/15/25		2,589,000		1,924,248
7.750%, 07/15/36		330,000		234,267
8.360%, 04/15/24		2,105,000		1,631,543
Home Depot, Inc., The,
5.400%, 03/01/16		330,000		280,605
5.875%, 12/16/36		19,772,000		13,899,182
Hospira, Inc., 6.050%, 03/30/17		3,395,000		3,236,942
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)		2,225,000		2,212,260
International Paper Co.,
4.000%, 04/01/10		1,000,000		970,291
4.250%, 01/15/09		1,000,000		993,827
5.500%, 01/15/14		550,000		505,870
7.950%, 06/15/18		48,010,000		47,175,153
Intuit, Inc., 5.750%, 03/15/17		3,560,000		3,148,553
iStar Financial, Inc., 5.850%, 03/15/17		325,000		159,250
J.C. Penney Co., Inc.,
5.750%, 02/15/18		4,660,000	[2]	3,914,959
6.375%, 10/15/36		12,955,000	[2]	9,853,625
7.125%, 11/15/23		18,000	[2]	16,410
7.400%, 04/01/37		4,205,000		3,518,252
7.625%, 03/01/97		5,035,000		3,905,146
Johnson & Johnson, 5.950%, 08/15/37		15,020,000		14,855,306
Kellwood Co., 7.625%, 10/15/17[7]		250,000		137,500
Kinder Morgan Energy Partners, L.P.,
5.800%, 03/15/35		3,360,000		2,502,367
5.950%, 02/15/18		44,630,000		39,753,771
KLA Instruments Corp., 6.900%, 05/01/18		24,365,000		22,654,577
Koninklijke KPN, N.V., 8.375%, 10/01/30		815,000		873,058
Koninklijke Philips Electronics, N.V., 6.875%, 03/11/38		22,735,000		22,526,679
Kraft Foods, Inc.,
6.500%, 08/11/17		8,950,000		8,611,717
6.500%, 11/01/31		13,635,000		11,854,296
7.000%, 08/11/37		7,280,000		6,811,190
Kroger Co., The, 6.400%, 08/15/17		3,060,000		2,934,057
Lennar Corp.,
5.500%, 09/01/14		1,900,000		1,235,000
5.600%, 05/31/15		2,740,000		1,781,000
6.500%, 04/15/16		2,340,000		1,579,500
Lowe’s Companies, Inc.,
6.650%, 09/15/37		6,595,000		6,325,647
6.875%, 02/15/28		500,000		502,140
Lubrizol Corp., 6.500%, 10/01/34		16,940,000		15,226,993
Lucent Technologies, Inc.,
6.450%, 03/15/29		4,335,000		2,644,350
6.500%, 01/15/28		305,000		186,050
Macy’s Retail Holdings, Inc.,
6.790%, 07/15/27		3,105,000		2,448,122
6.900%, 04/01/29		835,000		652,953
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)		4,725,000		3,740,207

Managers Bond Fund - 9/30/2008

Security Description	Principal Amount		Value
Industrial - 52.9% (continued)
Masco Corp., 5.850%, 03/15/17	8,150,000		$6,878,429
Medco Health Solutions, Inc., 7.125%, 03/15/18	33,040,000		33,479,531
Missouri Pacific Railroad Co., 5.000%, 01/01/45[7]	825,000		495,000
Motorola, Inc.,
5.220%, 10/01/97	895,000		499,886
6.500%, 09/01/25	1,345,000		1,031,836
6.500%, 11/15/28	1,430,000		1,068,636
6.625%, 11/15/37	1,890,000		1,377,706
8.000%, 11/01/11	1,075,000		1,081,375
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000		2,158,576
Newmont Mining Corp., 5.875%, 04/01/35	11,660,000		8,873,248
News America, Inc.,
6.150%, 03/01/37	6,075,000		4,953,112
6.200%, 12/15/34	3,440,000		2,742,674
6.400%, 12/15/35	5,820,000		4,888,980
Nextel Communications, Inc.,
5.950%, 03/15/14	18,220,000		12,207,400
6.875%, 10/31/13	20,000		13,600
7.375%, 08/01/15	3,775,000		2,491,500
NGPL Pipeco LLC, 7.119%, 12/15/17 (a)	21,980,000		20,861,855
Northwest Airlines, Inc., 8.028%, 11/01/17	9,330,000		7,464,000
ONEOK Partners, L.P., 6.650%, 10/01/36	3,500,000		3,063,036
Owens & Minor, Inc., 6.350%, 04/15/16[7]	1,355,000		1,319,406
Owens Corning, Inc.,
6.500%, 12/01/16	2,655,000		2,349,444
7.000%, 12/01/36	4,990,000		4,011,341
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000		4,977,500
7.000%, 06/15/18	26,505,000		25,033,495
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)	544,682		561,022
Plains All American Pipeline L.P.,
6.125%, 01/15/17	2,770,000		2,517,077
6.500%, 05/01/18 (a)	8,975,000		8,096,330
6.650%, 01/15/37	5,960,000		4,881,985
PPG Industries, Inc., 6.650%, 03/15/18	39,640,000		39,147,156
Pulte Homes, Inc.,
Series $, 5.200%, 02/15/15	3,165,000		2,532,000
6.000%, 02/15/35	10,320,000	[2]	7,378,800
6.375%, 05/15/33	4,670,000		3,409,100
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	11,800,000		10,802,440
Questar Market Resources, Inc., 6.800%, 04/01/18	27,465,000		27,692,905
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000		451,050
7.625%, 08/03/21	2,135,000		1,622,600
Qwest Corp.,
6.500%, 06/01/17	155,000		124,000
6.875%, 09/15/33	7,144,000	[2]	4,804,340
7.200%, 11/10/26	435,000		319,725
7.250%, 09/15/25	1,085,000		808,325
7.250%, 10/15/35	2,165,000		1,537,150
7.500%, 06/15/23	839,000	[2]	658,615
R.H. Donnelley Corp., Series A-1, 6.875%, 01/15/13	1,345,000	[2]	524,550
R.H. Donnelley Corp., Series A-2, 6.875%, 01/15/13	1,060,000		413,400
R.H. Donnelley Corp.,
6.875%, 01/15/13	430,000	[2]	167,700
8.875%, 01/15/16	1,535,000		521,900
8.875%, 10/15/17	245,000	[2]	83,300
Raytheon Co.,
7.000%, 11/01/28	1,500,000		1,483,544
7.200%, 08/15/27	800,000		808,468
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000		7,634,130
7.250%, 06/15/37	2,000,000		1,913,916
Safeway, Inc., 6.350%, 08/15/17	8,000,000		7,753,360
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	4,400,000		4,654,971
Schering-Plough Corp., 5.300%, 12/01/13	1,500,000		1,450,556
Simon Property Group, L.P., 5.750%, 12/01/15	445,000		420,559
Southern Natural Gas Co.,
5.900%, 04/01/17 (a)	4,765,000		4,216,992
7.350%, 02/15/31	1,000,000		876,784
Sprint Capital Corp., 6.875%, 11/15/28	27,000		18,090
Sprint Nextel Corp., 6.000%, 12/01/16	48,000		36,960
Talisman Energy, Inc.,
5.850%, 02/01/37	3,674,000		2,758,028
6.250%, 02/01/38	3,635,000		2,823,228
Target Corp.,
6.500%, 10/15/37	1,381,000		1,268,595
7.000%, 01/15/38	25,054,000		23,573,158

Managers Bond Fund - 9/30/2008

Security Description	Principal Amount			Value
Industrial - 52.9% (continued)
Teck Cominco Ltd., 7.000%, 09/15/12		1,000,000		$1,012,070
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34		3,210,000		2,248,990
6.375%, 11/15/33		3,170,000		2,310,296
Telefonica Emisiones SAU, 7.045%, 06/20/36		12,125,000		10,966,456
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)		250,000		274,060
TELUS Corp., 4.950%, 03/15/17	CAD	7,115,000		6,153,765
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		2,395,000	[2]	2,052,400
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000		2,865,256
Time Warner, Inc.,
5.850%, 05/01/17		830,000		731,262
6.500%, 11/15/36		3,360,000		2,551,614
6.625%, 05/15/29		1,995,000		1,593,446
6.950%, 01/15/28		855,000		712,831
7.625%, 04/15/31		560,000		486,282
7.700%, 05/01/32		365,000		318,915
Toro Co., The, 6.625%, 05/01/37		6,810,000		7,175,942
Transocean, Inc., 7.375%, 04/15/18		500,000		519,118
U.S. Steel Corp.,
6.050%, 06/01/17		2,115,000		1,837,831
6.650%, 06/01/37		3,595,000		2,673,630
7.000%, 02/01/18		22,850,000		20,628,066
Union Pacific Corp., 5.375%, 06/01/33		2,525,000		1,989,314
United Airlines, Inc., 6.636%, 07/02/22		17,735,189		13,602,895
UnitedHealth Group, Inc.,
5.800%, 03/15/36		13,506,000		10,246,367
6.500%, 06/15/37		310,000		257,350
6.625%, 11/15/37		1,540,000		1,294,598
USG Corp., 6.300%, 11/15/16		1,410,000		1,064,550
V.F. Corp., 6.450%, 11/01/37		9,334,000		7,845,974
Vale Overseas Ltd., 6.875%, 11/01/36		3,665,000		3,262,242
Verizon Global Funding Corp., 5.850%, 09/15/35		11,400,000		8,914,002
Verizon Maryland, Inc., 5.125%, 06/15/33		1,055,000		713,761
Verizon New York, Inc., Series B, 7.375%, 04/1/32		3,090,000		2,697,354
Viacom, Inc., 6.875%, 04/30/36		4,160,000		3,334,989
Vodafone Group PLC,
5.000%, 09/15/15		4,465,000		3,929,423
6.150%, 02/27/37		16,500,000		13,251,315
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23		515,000		480,238
Weatherford International, Inc., 6.500%, 08/01/36		1,565,000		1,349,094
Wellpoint, Inc., 6.375%, 06/15/37		13,650,000	[2]	11,678,571
Western Union Co., 6.200%, 11/17/36		12,735,000		9,951,549
Weyerhaeuser Co., 6.875%, 12/15/33		12,890,000		11,200,405
White Pine Hydro LLC,
6.310%, 07/10/17 (a)[7]		1,700,000		1,631,903
6.960%, 07/10/37 (a)[7]		1,645,000		1,587,812
Williams Co., Inc., Series A, 7.500%, 01/15/31		1,000,000		909,980
XTO Energy, Inc.,
6.100%, 04/01/36		190,000		157,322
6.750%, 08/01/37		2,770,000		2,457,868
Total Industrial				1,192,397,746
Utilities - 9.6%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 (a)		21,130,000		21,008,502
Ameren Energy Generating Co., 7.000%, 04/15/18		22,700,000		21,169,067
Baltimore Gas & Electric Co., 5.200%, 06/15/33		1,470,000		1,000,370
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34[7]		10,805,000		11,238,883
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		15,645,000		12,437,885
Commonwealth Edison Co.,
4.700%, 04/15/15		1,465,000		1,320,961
5.875%, 02/01/33		5,000,000		4,097,650
Constellation Energy Group, Inc., 4.550%, 06/15/15		1,675,000		1,436,137
Dominion Resources, Inc., 5.950%, 06/15/35		740,000		612,195
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15		300,000		327,483
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		2,900,000		3,037,141
Enersis SA, Yankee, 7.400%, 12/01/16		225,000		227,365
Illinois Power Co., 6.250%, 04/01/18		26,000,000		23,944,570
ITC Holdings Corp.,
5.875%, 09/30/16 (a)		2,410,000		2,270,729
6.375%, 09/30/36 (a)		3,605,000		3,115,145

Managers Bond Fund - 9/30/2008

Security Description	Principal Amount			Value
Utilities - 9.6% (continued)
Mackinaw Power LLC, 6.296%, 10/31/23 (a)		9,957,644		$9,933,845
Methanex Corp., 6.000%, 08/15/15		3,825,000		3,364,623
MidAmerican Energy Holdings Co.,
5.875%, 10/01/12		750,000		743,415
6.125%, 04/01/36		2,305,000		1,938,689
6.500%, 09/15/37		6,450,000		5,658,972
NiSource Finance Corp.,
6.150%, 03/01/13		1,250,000		1,209,904
6.400%, 03/15/18		31,155,000		27,920,768
6.800%, 01/15/19		11,625,000		10,559,464
ONEOK, Inc., 6.000%, 06/15/35		9,210,000		6,573,536
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000		36,876,224
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000		2,078,680
Toledo Edison Co., 6.150%, 05/15/37		2,390,000		1,945,847
Total Utilities				216,048,050
Total Corporate Bonds (cost $2,147,847,539)				1,846,704,221
Foreign Government - 5.6%
Alberta, Province of, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	153,637		154,595
Brazil, Republic of,
10.250%, 01/10/28	BRL	5,750,000	[2]	2,654,567
12.500%, 01/05/22	BRL	5,160,000		2,779,442
Canada Government, 4.250%, 12/01/08	CAD	820,000		773,269
Canada Housing Trust, 4.100%, 12/15/08	CAD	3,340,000		3,149,156
Canadian Government Bond, 5.750%, 06/01/33	CAD	2,145,000		2,474,212
Canadian Government,
2.750%, 12/01/10	CAD	7,940,000		7,459,907
3.750%, 06/01/12	CAD	12,235,000	[2]	11,764,684
5.250%, 06/01/12	CAD	7,870,000		7,948,238
European Investment Bank,
4.600%, 01/30/37 (a)	CAD	7,270,000		6,220,674
6.174%, 03/10/21[4]	AUD	5,000,000		1,853,883
7.000%, 01/18/12	NZD	4,746,000		3,218,231
11.250%, 02/14/13	BRL	13,490,000		6,991,200
11.613%, 04/24/13 (a)[4,7]	IDR	50,074,770,000		3,171,225
Inter-American Development Bank,
6.000%, 12/15/17	NZD	4,215,000		2,725,533
12.609%, 05/20/13[4]	IDR	45,580,000,000		2,741,084
19.211%, 05/11/09[4]	BRL	6,500,000		3,040,097
Series EmTN, 11.588%, 09/23/13[4]	IDR	33,430,000,000		2,022,816
International Bank for Reconstruction & Development, 9.500%, 05/27/10	ISK	179,000,000		1,683,654
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	141,360,000		12,405,531
Mexican Government, 9.000%, 12/20/12	MXN	54,500,000		5,100,221
New South Wales Treasury Corp.,
Series 12RG, 6.000%, 05/01/12	AUD	7,990,000		6,335,527
Series 10RG, 7.000%, 12/01/10	AUD	15,465,000		12,507,179
Nordic Investment Bank, 11.250%, 04/16/09	ISK	16,600,000		157,092
Province of Manitoba Canada, 6.360%, 09/01/15	NZD	5,000,000		3,275,008
Queensland Treasury,
Series 11G, 6.000%, 06/14/11	AUD	10,250,000		8,143,964
7.125%, 09/18/17 (a)	NZD	7,500,000		5,266,978
Total Foreign Government (cost $130,265,033)				126,017,967
U.S. Government and Agency Obligations - 3.8%
U.S. Government - 3.5%
USTN, 4.500%, 09/30/11		32,500,000	[2]	34,554,098
USTN, 4.625%, 11/30/08		43,500,000	[2]	43,782,054
Total U.S. Government				78,336,152
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC, Gold, 5.000%, 12/01/31		180,033		176,183
Federal National Mortgage Association - 0.3%
FNMA, 4.000%, 10/01/18		7,458,697		7,239,460
FNMA, 6.000%, 07/01/29		17,288		17,657
Total Federal National Mortgage Association				7,257,117
Total U.S. Government and Agency Obligations (cost $83,359,487)				85,769,452
Municipal Bond - 1.8%
Alabama Public School & College Authority, Capital Improvement Bond, 4.500%, 12/01/26		600,000		523,260
Buckeye Tobacco Settlement Financing Authority, Asset-A-2, 5.875%, 06/01/47[7]		5,035,000		3,806,661
Chicago Illinois Board of Education, Dedicated-Series B, 4.750%, 12/01/31		1,040,000		921,908
Chicago Illinois O’Hare International Airport Revenue Bond, Series A, 4.500%, 01/01/38		315,000		256,508
District of Columbia, Series A, 4.750%, 06/01/36		600,000		490,530
Florida State Turnpike Authority, Revenue Bond, Department of Transportation, Series A, 3.500%, 07/01/27		600,000		439,794
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/26 (FSA Insured)		410,000		307,012
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/29 (FSA Insured)		445,000		320,493

Managers Bond Fund - 9/30/2008

Security Description	Principal Amount		Value
Municipal Bond - 1.8% (continued)
Grosse Pointe Michigan Public School System, 3.000%, 05/01/27	365,000		$243,371
Harris County Texas, Road Bonds, Series B, 4.500%, 10/01/31	1,715,000		1,476,872
JEA Florida Water & Sewer System Revenue Bond, Series B, 4.750%, 10/01/41	955,000		805,562
Louisianna State, Series C, 3.250%, 05/01/26 (FSA Insured)	605,000		431,686
Massachusetts State School Building Authdedicated Sales Tax Revenue Bond, Series A, 4.750%, 08/15/32	600,000		510,462
Michigan Tobacco Settlement Financial Authority Series A, 7.309%, 06/01/34[7]	3,135,000		2,699,862
Omaha Public Power District (Nebraska), Electric System Subordinated Revenue Bonds, Series AA, 4.500%, 02/01/34	1,505,000		1,225,672
San Diego California Unified School District, Refunding Bonds, Election 1998, Series F-1, 4.500%, 07/01/29	630,000		529,030
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28	765,000		558,725
San Jose Redevelopment Agency, 3.750%, 08/01/28	280,000		205,999
State of California (AMBAC Insured), 4.500%, 08/01/27	950,000		800,232
State of California (AMBAC Insured), 4.500%, 08/01/30	770,000		635,997
State of California, 4.500%, 08/01/30	665,000		549,270
State of California, 4.500%, 10/01/29	2,655,000		2,202,721
State of California, Variable Purpose Bond, 3.250%, 12/01/27	495,000		345,188
State of California, Variable Purpose Bond, 4.500%, 12/01/33	2,330,000		1,871,689
Tobacco Settlement Financing Corp., 6.706%, 06/01/46	22,190,000		17,185,045
University of California Regents Medical Center, Series A, 4.750%, 05/15/31	165,000		141,638
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series E, 4.900%, 11/01/35	155,000		135,799
Total Municipal Bond (cost $47,142,498)			39,620,986
Mortgage-Backed Security - 0.2%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37	1,500,000		1,467,878
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20	2,787,800		2,488,984
Total Mortgage-Backed Security (cost $4,149,513)			3,956,862
Asset-Backed Security - 3.6%
ARGF, Series 2005-2A, Class A5, 3.348%, 05/20/11 (10/20/08) (a)[5]	14,830,000		13,625,689
Capital One Auto Finance Trust 2006-C A4, 2.746%, 05/15/13 (10/15/08)[5]	14,765,000		12,319,029
CCCIT, Series 2008-C6, Class C6, 6.300%, 06/20/14	15,450,000		13,424,880
CHAIT, Series 2007-B1, Class B1, 2.737%, 04/15/19 (10/15/08)[5]	17,040,000		12,030,666
Chase Issuance Trust, Series 2005-C1, Class C1, 2.857%, 11/15/12 (10/15/08)[5]	1,175,000		1,077,166
CITEC, Series 2008-VT1, Class A3, 6.590%, 12/22/14	7,270,000		7,043,398
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	108,068		107,756
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,225,000		2,864,445
MBNA, Series 2002-C1, Class C1, 6.800%, 07/15/14	6,911,000		6,214,074
MBNAS Floater, Series 2005-B2, Class B, 2.668%, 12/17/12 (10/15/08)[5]	10,405,000		9,704,627
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	4,035,000		3,656,178
Total Asset-Backed Security (cost $86,751,806)			82,067,908

	Shares
Preferred Stock - 0.9%
Bank of America Corp., Series L, 7.250%	7,808		6,543,103
CIT Group, Inc., The, Series C, 8.750%	2,500		82,325
Comcast Corp. Series B, 7.000%	207,547		3,982,827
Entergy New Orleans, Inc., 4.750%	482		36,783
Entergy New Orleans, Inc., 5.560%	100		8,100
FHLMC, 5.570%	307,950		365,691
FHLMC, 6.000%	19,800		36,507
FHLMC, 8.375%[6]	605,747		987,368
FHLMC, Series F, 5.000%	15,400		25,025
FHLMC, Series K, 5.790%	45,200		90,400
FHLMC, Series O, 5.810%	15,850		27,738
FHLMC, Series R, 5.700%	24,500		45,815
FHLMC, Series T, 6.420%	14,300		25,740
FHLMC, Series U, 5.900%	35,100		43,875
FHLMC, Series W, 5.660%	70,700		55,238
FHLMC, Series Y, 6.550%	67,825	[2]	84,781
FNMA Series H, 5.810%	9,050		32,580
FNMA, 5.125%	28,100		98,350
FNMA, 8.250%[6]	1,125,850	[2]	2,454,353
FNMA, Series I, 5.375%	21,500		70,950
FNMA, Series M, 4.750%	30,700		95,170
FNMA, Series Q, 6.750%	13,950		25,110
Lehman Brothers Holdings Capital Trust V, Series M, 6.000%	7,550		1,208
Lehman Brothers Holdings, Inc. 7.950%[8]	67,204		4,032
Lehman Brothers Holdings, Inc., 5.670%[8]	14,058		984
Lehman Brothers Holdings, Inc., 6.500%[8]	65,312		3,266
Lehman Brothers Holdings, Inc., Series P, 7.250%[8]	7,180		7,180
Lehman Brothers Holdings, Inc., Series C, 5.940%[8]	14,887		521
Merrill Lynch & Co., Inc., Series 3, 6.375%	20,000		273,800
Newell Financial Trust I, 5.250%	90,628		3,494,842
SLM Corp., 6.000%	41,250		428,588
Sovereign Capital Trust IV, 4.375%	34,236		718,956
Wisconsin Electric Power Co., 3.600%	3,946		286,578
Total Preferred Stock (cost $77,162,275)			20,437,784

Managers Bond Fund - 9/30/2008

Security Description	Principal Amount	Value
Other Investment Companies - 6.3%[1]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20%[3]	133,796,642	$133,796,642
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,9]	1,652,054	206,506
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	8,568,210	8,568,210
Total Other Investment Companies (cost $144,016,906)		142,571,358
Total Investments - 104.2% (cost $2,720,695,057)		2,347,146,538
Other Assets, less Liabilities - (4.2)%		(94,788,980)
Net Assets - 100%		$2,252,357,558

Managers Small Company Fund - 9/30/2008

Security Description	Shares	Value
Other Investment Companies - 518.1%[1]
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,9]	5,127	$641
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	21,707,094	21,707,094
Total Investments - 518.1% (cost $21,712,221)		21,707,735
Other Assets, less Liabilities - (418.1)%		(17,517,744)
Net Assets - 100.0%		$4,189,991

Managers Global Bond Fund - 9/30/2008

Security Description	Principal Amount		Value
Corporate Bonds - 57.9%
Finance - 26.2%
American Express Co., 6.150%, 08/28/17	USD	65,000	$55,312
ASIF Global Financial, 2.380%, 02/26/09 (a)	USD	500,000	323,065
BNP Paribas, 4.730%, 04/12/16[6]	EUR	100,000	97,053
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	105,000	165,458
Canara Bank, 6.365%, 11/28/21[6]	USD	800,000	641,985
CIT Group, Inc.,
4.250%, 03/17/15	EUR	50,000	34,503
4.650%, 09/19/16	USD	50,000	34,498
5.500%, 12/01/14	EUR	620,000	550,209
Citigroup, Inc., 5.000%, 09/15/14	USD	880,000	674,707
Credit Suisse/London, Series EMTN, 6.125%, 08/05/13	EUR	195,000	276,494
Depfa ACS Bank, 1.650%, 12/20/16	JPY	70,000,000	638,654
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	USD	220,000	174,862
6.700%, 06/01/34 (a)	USD	240,000	161,004
7.000%, 10/15/37 (a)	USD	90,000	63,388
General Electric Capital Corp., 5.250%, 04/15/13 (b)	USD	1,000,000	935,334
Goldman Sachs Group, Inc.,
5.314%, 05/23/16 (11/24/08)[5]	EUR	350,000	336,392
6.875%, 01/18/38	USD	200,000	276,589
Host Hotels & Resorts, L.P.,
6.375%, 03/15/15	USD	35,000	28,438
6.875%, 11/01/14	USD	400,000	346,000
HSBC Finance Corp., 1.790%, 09/18/15	JPY	100,000,000	723,484
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[6]	USD	280,000	193,264
ISA Capital do Brasil SA, 7.875%, 01/30/12 (a)	USD	100,000	96,000
JPMorgan Chase & Co., 7.900%, 04/30/18[6]	USD	485,000	408,312
JPMorgan International, 12.002%, 10/21/10 (a)[4]	IDR	2,680,548,500	223,625
KfW Bankengruppe,
1.850%, 09/20/10	JPY	250,000,000	2,390,259
2.050%, 02/16/26	JPY	120,000,000	1,094,335
2.600%, 06/20/37	JPY	68,000,000	646,408
KfW International Finance, Inc., 1.750%, 03/23/10	USD	54,000,000	514,202
Kinder Morgan Finance Co., 5.700%, 01/05/16	USD	245,000	210,700
KWF, 1.350%, 01/20/14	JPY	49,000,000	462,170
Lehman Brothers Holdings, Inc.,
5.750%, 01/03/17[8]	USD	195,000	244
6.500%, 07/19/17[8]	USD	595,000	744
Lloyds TSB Bank PLC, 4.385%, 05/12/07[6]	EUR	215,000	192,885
Morgan Stanley Co., 4.750%, 04/01/14	USD	275,000	145,776
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	USD	120,000	143,609
Muenchener Hypothekenbank eG, 5.000%, 01/16/12 (a)	EUR	685,000	971,699
Network Rail MTN Finance PLC, 4.875%, 03/06/09	GBP	110,000	195,858
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	JPY	86,000,000	818,654
ProLogis, 6.625%, 05/15/18	USD	60,000	51,532
Qwest Capital Funding, Inc., 6.875%, 07/15/28	USD	15,000	10,425
RBS Capital Trust C, 4.243%, 01/12/06[6]	USD	195,000	180,258
SLM Corp.,
4.000%, 01/15/10	USD	55,000	43,175
5.000%, 10/01/13	USD	425,000	263,500
5.375%, 05/15/14	USD	5,000	3,100
5.400%, 10/25/11	USD	10,000	7,000
8.450%, 06/15/18	USD	100,000	68,000
Wells Fargo & Co., 4.625%, 11/02/35	GBP	350,000	459,356
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	USD	285,000	251,703
Total Finance			16,584,222
Industrial - 28.3%
Ahold Finance USA, Inc., Series EMTN, 6.500%, 03/14/17	GBP	195,000	328,867
Albertson’s, Inc.,
6.625%, 06/01/28	USD	65,000	52,663
7.450%, 08/01/29	USD	295,000	262,382
7.750%, 06/15/26	USD	5,000	4,596

Industrial - 28.3% (continued)
Axtel S.A.B. de C.V., 7.625%, 02/01/17 (a)	USD	210,000	[2]	$186,732
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	320,000		257,825
Bell Canada,
5.000%, 02/15/17 (a)	CAD	160,000		118,745
6.100%, 03/16/35 (a)	CAD	45,000		30,778
6.550%, 05/01/29 (a)	CAD	10,000		7,144
7.300%, 02/23/32 (a)	CAD	25,000		19,309
Bertelsmann AG, 3.625%, 10/06/15	EUR	380,000		447,346
Bite Finance International, 8.458%, 03/15/14 (12/15/08) (a)[5]	EUR	170,000		179,494
Bristol-Myers Squibb Co., 4.625%, 11/15/21	USD	150,000		180,499
British Sky Broadcasting Group PLC, 6.100%, 02/15/18 (a)	USD	460,000	[2]	440,827
Canadian Pacific Railway Co.,
5.750%, 03/15/33	USD	30,000		23,280
5.950%, 05/15/37	USD	55,000		45,021
Cemex Finance Europe BV, 4.750%, 03/05/14	EUR	350,000		378,197
Chesapeake Energy Corp.,
6.250%, 01/15/17	USD	100,000		119,663
6.500%, 08/15/17	USD	115,000		100,625
6.875%, 11/15/20	USD	170,000		145,350
Citizens Communications Co.,
6.250%, 01/15/13	USD	125,000	[2]	117,031
6.625%, 03/15/15	USD	115,000		95,450
7.125%, 03/15/19	USD	130,000		103,350
9.000%, 08/15/31	USD	65,000		49,725
Community Health Systems, Inc., 8.875%, 07/15/15	USD	225,000		213,750
Couche-Tard US LP/Couche-Tard Finance Corp., 7.500%, 12/15/13	USD	160,000		147,200
CSX Corp.,
5.600%, 05/01/17	USD	60,000		52,259
6.000%, 10/01/36	USD	386,000	[2]	293,355
6.250%, 03/15/18	USD	40,000		36,204
Delta Air Lines, Inc.,
6.821%, 08/10/22	USD	345,926		285,389
8.021%, 08/10/22	USD	115,073		80,551
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	380,000	[2]	334,400
DP World, Ltd., 6.850%, 07/02/37 (a)	USD	900,000		666,324
Edcon Proprietary Ltd., 8.208%, 06/15/14 (12/15/08) (a)[5]	EUR	510,000	[2]	427,196
Embarq Corp., 7.995%, 06/01/36	USD	110,000		78,662
Energy Transfer Partners, L.P.,
6.625%, 10/15/36	USD	425,000		362,113
6.700%, 07/01/18	USD	90,000		85,308
Finmeccanica SpA, 4.875%, 03/24/25	EUR	150,000		168,966
France Telecom, 3.625%, 10/14/15	EUR	150,000		180,127
Georgia-Pacific Corp., 7.125%, 01/15/17 (a)	USD	105,000		93,712
Hanaro Telecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000		48,000
HCA, Inc.,
6.375%, 01/15/15	USD	70,000		55,125
6.625%, 02/15/16	USD	160,000		126,800
7.580%, 09/15/25	USD	20,000		14,735
7.690%, 06/15/25	USD	25,000	[2]	18,581
Hilcorp Energy I LP/Hilcorp Finance Co., 7.750%, 11/01/15 (a)	USD	170,000		146,200
Home Depot, Inc., The, 5.875%, 12/16/36	USD	250,000		175,743
Host Hotels & Resorts, L.P., 6.750%, 06/01/16	USD	140,000		114,450
Imperial Tobacco Finance PLC, 4.375%, 11/22/13	EUR	50,000		61,493
International Paper Co., 7.950%, 06/15/18	USD	215,000		211,261
Kinder Morgan Energy Partners L.P., 5.800%, 03/15/35	USD	240,000		178,740
KLA Instruments Corp., 6.900%, 05/01/18	USD	345,000		320,781
Koninklijke KPN, N.V., 4.750%, 01/17/17	EUR	250,000		305,069
Kraft Foods, Inc., 6.875%, 02/01/38	USD	215,000		197,934
L-3 Communications Corp.,
5.875%, 01/15/15	USD	125,000		113,125
6.125%, 07/15/13	USD	20,000		18,600
6.125%, 01/15/14	USD	15,000		13,875
Lafarge S.A.,
4.750%, 03/23/20	EUR	215,000		228,884
5.375%, 06/26/17	EUR	150,000		176,152
Level 3 Financing, Inc., 8.750%, 02/15/17	USD	180,000		130,500

Industrial - 28.3% (continued)
LPG International, Inc., 7.250%, 12/20/15	USD	120,000		$115,056
Lucent Technologies, Inc., 6.450%, 03/15/29	USD	595,000		362,950
Medco Health Solutions, Inc., 7.125%, 03/15/18	USD	355,000		359,723
Motorola, Inc.,
6.500%, 09/01/25	USD	215,000		164,940
6.625%, 11/15/37	USD	240,000		174,947
News America, Inc., 6.150%, 03/01/37	USD	420,000		342,437
Nextel Communications, Inc., 7.375%, 08/01/15	USD	100,000		66,000
Noble Group, Ltd., 8.500%, 05/30/13 (a)	USD	210,000	[2]	173,250
Owens & Minor, Inc., 6.350%, 04/15/16 [7]	USD	530,000		516,077
Owens-Brockway Glass Container, Inc., 6.750%, 12/01/14	USD	50,000		61,239
Pemex Project Funding Master Trust, 6.625%, 04/04/10	USD	390,000		546,076
PPR, 4.000%, 01/29/13	EUR	210,000		269,619
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	USD	40,000		29,100
7.250%, 02/15/11	USD	75,000		70,125
7.750%, 02/15/31	USD	65,000	[2]	47,450
Qwest Corp.,
6.500%, 06/01/17	USD	46,000		36,800
6.875%, 09/15/33	USD	75,000		50,438
7.250%, 09/15/25	USD	83,000		61,835
7.250%, 10/15/35	USD	158,000		112,180
Reynolds American, Inc., 6.750%, 06/15/17	USD	355,000		331,716
Rogers Communications, Inc., 7.500%, 08/15/38	USD	140,000		139,518
Sappi Papier Holding AG, 7.500%, 06/15/32 (a)	USD	370,000		261,303
Shaw Communications, Inc., 5.700%, 03/02/17	CAD	315,000		274,708
SK Telecom Co., Ltd., 6.625%, 07/20/27 (a)	USD	725,000		711,705
Sprint Nextel Corp., 6.000%, 12/01/16	USD	404,000		311,080
Telecom Italia Capital S.p.A.,
4.950%, 09/30/14	USD	290,000		244,548
6.375%, 11/15/33	USD	125,000		91,100
Time Warner, Inc.,
6.625%, 05/15/29	USD	310,000		247,603
6.950%, 01/15/28	USD	85,000		70,866
7.300%, 07/01/38	USD	450,000		400,302
UnitedHealth Group, Inc.,
5.800%, 03/15/36	USD	440,000		333,807
6.000%, 02/15/18	USD	130,000		117,599
Vale Overseas Ltd., 6.875%, 11/01/36	USD	278,000		247,450
Vivendi, 3.875%, 02/15/12	EUR	90,000		119,362
Wendel Investissement,
4.375%, 08/09/17	EUR	200,000		182,657
4.875%, 05/26/16	EUR	200,000		200,083
Wolters Kluwer, N.V., 5.125%, 01/27/14	EUR	60,000		79,434
WPP Finance S.A., 5.250%, 01/30/15	EUR	100,000		128,097
Total Industrial				17,909,643
Utilities - 3.4%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 (a)	USD	500,000		497,125
Edison Mission Energy, 7.625%, 05/15/27	USD	155,000		125,550
Majapahit Holding BV, 7.250%, 06/28/17 (a)	USD	200,000		176,000
NiSource Finance Corp., 6.400%, 03/15/18	USD	365,000		327,109
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	540,000		383,400
TXU Corp., 6.500%, 11/15/24	USD	410,000		261,120
Veolia Environnement,
4.000%, 02/12/16	EUR	75,000		93,503
5.125%, 05/24/22	EUR	200,000		246,749
6.000%, 06/01/18	USD	80,000		76,712
Total Utilities				2,187,268
Total Corporate Bonds (cost $42,131,331)				36,681,133
Foreign Government - 39.5%
Asian Development Bank, 2.350%, 06/21/27	JPY	20,000,000		192,231
Belgium Kingdom, 5.500%, 09/28/17	EUR	2,520,000		3,795,556
Bundesrepublik Deutschland,
3.250%, 04/17/09	EUR	425,000		599,516
3.750%, 01/04/17	EUR	3,049,000		4,220,173
4.000%, 04/13/12	EUR	770,000		1,093,629
6.500%, 07/04/27	EUR	615,000		1,065,057

Foreign Government - 39.5% (continued)
Canadian Government, 4.250%, 09/01/09	CAD	125,000		$119,065
Colombia, Republic of,
9.850%, 06/28/27	COP	245,000,000	[2]	103,023
11.750%, 03/01/10	COP	136,000,000		62,842
12.000%, 10/22/15	COP	422,000,000		201,846
Deutschland, Republic of, 3.750%, 07/04/13	EUR	730,000		1,028,102
Development Bank of Japan,
1.400%, 06/20/12	JPY	39,000,000		370,820
1.750%, 6/21/10	JPY	171,000,000		1,629,318
European Investment Bank,
1.250%, 09/20/12	JPY	135,000,000		1,275,787
1.400%, 06/20/17	JPY	100,300,000		936,463
11.613%, 04/24/13 (a) [4,7]	IDR	8,021,910,000		508,026
Indonesia Government International Bond, 7.750%, 01/17/38 (a)	USD	460,000		414,000
Inter-American Development Bank, 12.609%, 05/20/13 [4]	IDR	2,350,000,000		141,324
Japan Finance Corporation for Municipal Enterprises,
1.550%, 02/21/12	JPY	76,000,000		728,019
1.900%, 06/22/18	JPY	130,000,000		1,253,133
Series INTL, 1.350%, 11/26/13	JPY	37,000,000		351,896
Netherlands Government SA, 5.500%, 01/15/28	EUR	190,000		292,978
Nordic Investment Bank, The, 1.700%, 04/27/17	JPY	50,000,000		478,530
Republica Orient Uruguay, 4.250%, 04/05/27	UYU	17,730,000		888,916
Singapore Government, 3.625%, 07/01/11	SGD	595,000		434,481
South Africa, Republic of, 4.500%, 04/05/16	EUR	385,000		440,631
U.K. Gilts, 4.750%, 03/04/20	GBP	1,350,000		2,426,966
Total Foreign Government (cost $24,574,233)				25,052,328
U.S. Government and Agency Obligations - 5.6%
U.S. Treasury Note - 2.2%
USTN, 3.125%, 09/30/13	USD	1,380,000		1,389,487
Federal Home Loan Mortgage Corporation - 0.2%
FHLMC Gold Pool, 6.000%, 05/01/18	USD	18,305		18,643
FHLMC Gold Pool, 6.000%, 10/01/20	USD	34,953		35,602
FHLMC Gold Pool, 6.500%, 08/01/35	USD	23,781		24,433
FHLMC Gold Pool, 6.500%, 10/01/35	USD	29,007		29,803
Total Federal Home Loan Mortgage Corporation				108,481
Federal National Mortgage Association - 2.1%
FNMA, 4.500%, 05/01/20	USD	70,962		73,410
FNMA, 5.500%, 11/01/16 to 04/01/36	USD	839,555		838,676
FNMA, 6.000%, 11/01/34 to 05/01/35	USD	211,993		215,226
FNMA, 6.500%, 10/01/35	USD	62,499		64,343
FNMA Gold Pool, 6.000%, 10/01/20 to 01/01/35	USD	167,514		170,443
Total Federal National Mortgage Association				1,362,098
Government National Mortgage Association - 1.1%
GNMA, 5.500%, 11/20/34 to 02/20/36	USD	94,113		93,997
GNMA, 6.000%, 07/20/37	USD	613,648		622,629
Total Government National Mortgage Association				716,626
Total U.S. Government and Agency Obligations (cost $3,545,360)				3,576,692
Mortgage-Backed Security - 0.4%
Merrill Lynch/Countrywide Mortgage Trust, 5.439%, 02/12/39[6] (cost $236,192)	USD	235,000		227,629

	Shares
Preferred Stocks - 2.1%
Bank of America Corp., Series H, 8.200%		35,950	[2]	817,862
FNMA, 8.250%[6]		37,350		81,423
FHLMC, 8.375%[6]		21,825		35,575
Merrill Lynch & Co., Inc., 8.625%		21,325		404,962
Total Preferred Stocks (cost $2,932,156)				1,339,822
Other Investment Companies - 8.7%[1]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20%[3]		2,847,993		2,847,993
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,9]		38,044		4,756
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%		2,637,694		2,637,694
Total Other Investment Companies (cost $5,523,731)				5,490,443
Total Investments - 114.2% (cost $78,943,003)				72,368,047
Other Assets, less Liabilities - (14.2)%				(8,989,284)
Net Assets - 100.0%				$63,378,763

Managers Money Market Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies - 98.0%[1]
JPMorgan US Government Money Market Fund, Capital Shares, 2.14%	78,598,104	$78,598,104
Total Other Investment Companies (cost $78,598,104)		78,598,104
Other Assets, less Liabilities - 2.0%		1,573,260
Net Assets - 100.0%		$80,171,364

Notes to Schedule of Portfolio Investments

At September 30, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$29,795,576	$0	$(6,808)	$(6,808)
Essex Large Cap Growth	49,268,804	3,686,896	(5,388,115)	(1,701,219)
Small Company	21,712,221	0	(4,486)	(4,486)
Special Equity	1,066,290,235	67,101,040	(92,331,942)	(25,230,902)
International Equity	207,618,559	15,101,611	(40,004,283)	(24,902,672)
Emerging Markets Equity	148,619,191	6,071,205	(31,627,685)	(25,556,480)
Bond	2,720,695,058	12,092,319	(385,640,838)	(373,548,519)
Global Bond	78,943,003	1,563,834	(8,138,789)	(6,574,955)

*	Non-income-producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2008, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$397,473	0.2%
Emerging Markets Equity	2,666,440	2.3
Bond	221,518,111	9.8
Global Bond	7,947,880	12.5

(b)	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]

Yield shown for each investment company represents its September 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2008, amounting to:

Fund	Market Value	% of Net Assets
Essex Large Cap Growth	$10,358,721	25.6%
Special Equity	203,082,321	24.0
International Equity	9,965,130	5.6
Emerging Markets Equity	7,851,626	6.7
Bond	130,737,250	5.8
Global Bond	2,789,252	4.4

[3]	Collateral received from brokers for securities lending was invested in this short term investment.
[4]	Indicates yield to maturity at September 30, 2008.
[5]	Floating Rate Security. The rate listed is as of September 30, 2008. Date in parenthesis represents the security’s next coupon rate reset.
[6]	Variable Rate Security. The rate listed is as of September 30, 2008 and is periodically reset subject to terms and conditions set forth in the debenture.
[7]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent.

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[9]

In September 2008, The Bank of New York Mellon established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman floating rate notes. The Fund’s position in Series B is being marked to market daily.

#	Rounds to less than 0.1%.

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between September 30, 2008:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
DJ Euro Stoxx 50	EUR	7	Long	12/19/08	$(7,308)

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2008 for International Equity Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Canadian Dollar	Short	10/2/2008	$(79,583)	$(80,933)	$1,350
Swiss Franc	Short	10/2/2008	(384,732)	(397,105)	12,373
Euro	Short	10/3/2008	(606,106)	(608,956)	2,850
Pound Sterling	Short	10/3/2008	(863,795)	(870,342)	6,547
Japanese Yen	Short	10/3/2008	(131,479)	(132,933)	1,454
Swiss Franc	Long	10/3/2008	443,502	448,585	(5,083)
Euro	Long	10/1/2008	397,494	412,926	(15,432)
Pound Sterling	Long	10/1/2008	294,320	304,844	(10,524)

Total:			$(930,379)	$(923,914)	$(6,465)

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2008 for Global Bond Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Canadian Dollar	Short	6/18/2008	$(960,874)	$(954,413)	$(6,461)

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
USTB:	United States Treasury Bond
USTN:	United States Treasury Note
GMAC:	General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso
AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Columbian Peso
CHF:	Swiss Franc
EUR:	Euro
GBP:	British Pound
HKD:	Hong Kong Dollar
ISK:	Icelandic Krona
IDR:	Indonesian Rupiah
ILS:	Israeli Shekel
JPY:	Japanese Yen
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysian Ringgit
NZD:	New Zealand Dollar
SEK:	Swedish Krona
SGD:	Singapore Dollar
THB:	Thailand Baht
UYU:	Uruguayan Peso
TWD:	Taiwan Dollar

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Value
Level 1 - Quoted Prices	$29,787,795	—
Level 2 - Other Significant Observable Inputs	973	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$29,788,768	—

Essex Large Cap Growth
Level 1 - Quoted Prices	$47,552,661	—
Level 2 - Other Significant Observable Inputs	14,924	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$47,567,585	—

Special Equity
Level 1 - Quoted Prices	$1,040,746,888	—
Level 2 - Other Significant Observable Inputs	312,445	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,041,059,333	—

Small Company
Level 1 - Quoted Prices	$21,707,094	—
Level 2 - Other Significant Observable Inputs	641	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$21,707,735	—

International Equity
Level 1 - Quoted Prices	$34,644,596	(12,192)
Level 2 - Other Significant Observable Inputs	148,071,291	3,388
Level 3 - Significant Unobservable Inputs	—	—

Total	$182,715,887	(8,804)

Emerging Markets Equity
Level 1 - Quoted Prices	$42,592,756	—
Level 2 - Other Significant Observable Inputs	80,469,955	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$123,062,711	—

Bond
Level 1 - Quoted Prices	$162,802,635	—
Level 2 - Other Significant Observable Inputs	2,184,343,903	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,347,146,538	—

Global Bond
Level 1 - Quoted Prices	$6,825,508	—
Level 2 - Other Significant Observable Inputs	65,542,539	(6,461)
Level 3 - Significant Unobservable Inputs	—	—

Total	$72,368,047	(6,461)

Money Market
Level 1 - Quoted Prices	$78,598,104	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$78,598,104	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: November 26, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: November 26, 2008